SEC. File Nos.  002-49291
811-02421

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
____________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
+
Post-Effective Amendment No. 48
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 48
____________

THE TAX-EXEMPT BOND FUND OF AMERICA
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1447
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
____________

COURTNEY R. TAYLOR, Secretary
The Tax-Exempt Bond Fund of America
333 South Hope Street
Los Angeles, California 90071-1447
(Name and Address of Agent for Service)
____________

Copies to:
Michael Glazer
Bingham McCutchen LLP
 355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106
 (Counsel for the Registrant)
____________

Approximate date of proposed public offering:
It is proposed that this filing become effective on November 1, 2012, pursuant to paragraph (b) of rule 485.

The Tax-Exempt Bond Fund of America®
The Tax-Exempt Fund of California®

Except where the context indicates otherwise, references to the “fund” apply to each of these tax-exempt bond funds.

Fund	Class A	Class B	Class C	Class F-1	Class F-2
The Tax-Exempt Bond Fund of America	AFTEX	TEBFX	TEBCX	AFTFX	TEAFX
The Tax-Exempt Fund of California	TAFTX	TECBX	TECCX	TECFX	TEFEX

Prospectus November 1, 2012
Table of contents

Summaries:
The Tax-Exempt Bond Fund of America
The Tax-Exempt Fund of California
Investment objectives, strategies and risks
Management and organization
Shareholder information
Purchase, exchange and sale of shares
How to sell shares
Distributions and taxes
Choosing a share class
Sales charges
Sales charge reductions and waivers
Rollovers from retirement plans to IRAs
Plans of distribution
Other compensation to dealers
Fund expenses
Financial highlights
1 8 15 19 21 22 25 28 30 31 33 36 37 38 39 40

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Tax-Exempt Bond Fund of America

Investment objective
The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 33 of the prospectus and on page 63 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A	B	C	F-1 and F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	none
Other expenses	0.05	0.04	0.09	0.16	0.15
Total annual fund operating expenses	0.55	1.29	1.34	0.66	0.40

*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$429	$545	$671	$1,038
B	631	809	908	1,352
C	236	425	734	1,613
F-1	67	211	368	822
F-2	41	128	224	505
For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$131	$409	$708	$1,352
C	136	425	734	1,613

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies
The fund seeks to achieve its objective by investing primarily in municipal bonds.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities that subject you to federal alternative minimum tax. The fund invests substantially in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

In addition, the fund may invest significantly in municipal obligations of issuers in the same state, or engaged in the same type of projects or industries.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper General & Insured Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/3/1979	6.10%	3.35%	4.28%	6.80%
− After taxes on distributions		6.10	3.35	4.27	N/A
− After taxes on distributions and sale of fund shares		5.36	3.43	4.25	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	4.41%	3.02%	4.06%	4.63%
C	3/15/2001	8.35	3.32	3.82	3.84
F-1	3/15/2001	10.10	4.05	4.57	4.52
F-2	8/1/2008	10.39	N/A	N/A	5.77

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or taxes)	10.70%	5.22%	5.38%	N/A
Lipper General & Insured Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	10.56	3.75	4.39	6.66%
Class A annualized 30-day yield at August 31, 2012: 2.15% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management
Investment adviser Capital Research and Management Company

Portfolio counselors The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Neil L. Langberg President	33 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Brenda S. Ellerin Senior Vice President	14 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Karl J. Zeile Vice President and Trustee	9 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Purchase and sale of fund shares
The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-4225; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Tax information
Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

The Tax-Exempt Fund of California

Investment objectives
The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 33 of the prospectus and on page 63 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A	B	C	F-1 and F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	none
Other expenses	0.05	0.04	0.09	0.15	0.15
Total annual fund operating expenses	0.63	1.37	1.42	0.73	0.48

*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$437	$569	$713	$1,132
B	639	834	950	1,443
C	245	449	776	1,702
F-1	75	233	406	906
F-2	49	154	269	604
For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$139	$434	$750	$1,443
C	145	449	776	1,702

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies
The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities within the state. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that subject you to federal alternative minimum tax. The fund is intended primarily for taxable residents of California.

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper California Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s primary objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/28/1986	7.41%	3.30%	4.28%	5.64%
− After taxes on distributions		7.41	3.30	4.28	N/A
− After taxes on distributions and sale of fund shares		6.26	3.39	4.25	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	5.79%	2.98%	4.06%	4.58%
C	3/19/2001	9.73	3.28	3.82	3.72
F-1	3/20/2001	11.49	4.01	4.57	4.42
F-2	8/22/2008	11.77	N/A	N/A	6.21

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays California Municipal Index (reflects no deductions for sales charges, account fees, expenses or taxes)	12.28%	5.04%	5.32%	N/A
Lipper California Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	11.72	3.63	4.40	5.79%
Class A annualized 30-day yield at August 31, 2012: 2.53% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management
Investment adviser Capital Research and Management Company

Portfolio counselors The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Neil L. Langberg President	26 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Karl J. Zeile Vice President and Trustee	9 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Purchase and sale of fund shares
The minimum amount to establish an account for all share classes is $1,000 and the minimum to add to an account is $50.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-4225; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Tax information
Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from California income tax will also be exempt from California state and local income taxes. To the extent the fund’s dividends are derived from interest on debt obligations not exempt from California income tax, such dividends will be subject to California state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

 Investment objectives, strategies and risks
The Tax-Exempt Bond Fund of America The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital. The fund is designed for investors seeking a high level of current income exempt from federal income tax. The fund seeks to achieve its objective by investing primarily in municipal bonds.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities that subject you to federal alternative minimum tax. The fund invests substantially in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The Tax-Exempt Fund of California The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities within the state. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California (including territories and Commonwealths of the United States). The fund is designed for investors seeking income exempt from federal and California income taxes and capital preservation over the long term, and is intended primarily for taxable residents of California.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that subject you to federal alternative minimum tax. The fund is intended primarily for taxable residents of California.

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” Securities that are not general obligations of the state or are obligations of issuers in other jurisdictions may have lower ratings than general obligations of the state.

Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Applicable to both funds The fund may invest significantly in municipal obligations of issuers in the same state, or engaged in the same type of projects or industries. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

To the extent the fund invests significantly in municipal obligations of issuers in the same state or of similar project type, the fund may be more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The Tax-Exempt Fund of California may invest in securities that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks associated with those practices.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results.

The Tax-Exempt Bond Fund of America The Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. This index was not in existence when the fund’s Class A shares became available; therefore, lifetime results are not shown. The Lipper General & Insured Municipal Debt Funds Average is composed of funds that invest in municipal debt issues in the top four credit rating categories. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

The Tax-Exempt Fund of California The Barclays California Municipal Index is a market-value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. This index was not in existence when the fund’s Class A shares became available; therefore, lifetime results are not shown. The Lipper California Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in California. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

 Management and organization
Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The management fee for the fund is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s annual report to shareholders for the fiscal year ended August 31, 2012.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions make investment decisions on an independent basis and include Capital World Investors, Capital Research Global Investors and a third equity investment division.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Multiple Portfolio Counselor System® Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio counselors.

Portfolio counselor	Investment experience	Experience in this fund	Role in management of the fund
Brenda S. Ellerin	Investment professional for 23 years in total; 21 years with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		14 years (plus 6 years of prior experience as an investment analyst for the fund)	Serves as a municipal bond portfolio counselor
Neil L. Langberg	Investment professional for 34 years, all with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		33 years	Serves as a municipal bond portfolio counselor
The Tax-Exempt Fund of California		26 years	Serves as a municipal bond portfolio counselor
Karl J. Zeile	Investment professional for 21 years in total; 13 years with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		9 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as a municipal bond portfolio counselor
The Tax-Exempt Fund of California		9 years	Serves as a municipal bond portfolio counselor

Information regarding the portfolio counselors’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

 Shareholder information
Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. These documents are available by writing to or calling American Funds Service Company.

 Purchase, exchange and sale of shares
The fund reserves the right not to make its shares available to tax-deferred retirement plans and accounts. The Tax-Exempt Fund of California is intended primarily for taxable residents of California and may not be appropriate for residents of other states and tax-exempt entities.

The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person's identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain group accounts.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Purchase of Class F shares Unless otherwise noted, references in this prospectus to Class F shares refer to both Class F-1 and F-2 shares.

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through certain registered investment advisers and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class B shares Class B shares may not be purchased or acquired, except by exchange from Class B shares of another fund in the American Funds family. Any other investment received by the fund that is intended for Class B shares will instead be invested in Class A shares and subject to any applicable sales charges.

Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares. However, no additional investments will be accepted in Class B shares. Dividends and capital gain distributions may continue to be reinvested in Class B shares until their conversion dates. In addition, shareholders invested in Class B shares will be able to exchange those shares for Class B shares of other American Funds offering Class B shares until they convert.

Automatic conversion of Class B and C shares Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 (or $1,000 for The Tax-Exempt Fund of California) may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 (or $1,000 for The Tax-Exempt Fund of California) within five months of account establishment.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

Exchange Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” under the section “How to sell shares” in this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

 How to sell shares

You may sell (redeem) shares in any of the following ways:

Through your dealer or financial adviser (certain charges may apply)

• Shares held for you in your dealer’s name must be sold through the dealer.

• Generally, Class F shares must be sold through intermediaries such as dealers or financial advisers.

Writing to American Funds Service Company

• Requests must be signed by the registered shareholder(s).

• A signature guarantee is required if the redemption is:

— more than $125,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

• American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

• Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

•	Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.

•	Checks must be made payable to the registered shareholder.

•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier’s checks) for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees.

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintain surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	purchases and redemptions of shares having a value of less than $5,000;
•
purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions to meet redemptions and purchases of shares of the investment company;

•	retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

•
purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and

•	systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

 Distributions and taxes
Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash.

Taxes on dividends and distributions Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, the fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of The Tax-Exempt Bond Fund of America may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by those funds.

The Tax-Exempt Fund of California anticipates that the federally exempt interest dividends paid by the fund and derived from interest on bonds exempt from California income tax will also be exempt from California state income tax. To the extent the fund’s dividends are derived from interest on debt obligations that is not exempt from California income tax, however, such dividends will be subject to state income tax.

Moreover, any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax adviser for more information.

 Choosing a share class
The fund offers different classes of shares through this prospectus. Shares of the fund are available through various investment programs or accounts. However, tax-exempt funds should generally not serve as investments for tax-deferred retirement plans and accounts. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of the fund, you should choose a share class. If none is chosen, your investment will be made in Class A shares.

Factors you should consider in choosing a class of shares include:

•	how long you expect to own the shares;

•	how much you intend to invest;

•	total expenses associated with owning shares of each class;

•
whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

•	whether you plan to take any distributions in the near future; and

•	availability of share classes:

—	Class B shares may not be purchased or acquired except by exchange from Class B shares of another fund in the American Funds family;

—
Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares of the American Funds, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, 403(b) plans, and money purchase pension and profit-sharing plans; and

—
Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to certain registered investment advisers and to other intermediaries approved by the fund’s distributor.

Each investor’s financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you.

 Sales charges
Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charge The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

•	investments in Class A shares made by endowments or foundations with $50 million or more in assets;

•
investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds; and

•	certain rollover investments from retirement plans to IRAs (see “Rollovers from retirement plans to IRAs” in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell

American Funds, and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class B and C shares For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of the date you purchased the Class B shares, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class F shares Class F shares are sold without any initial or contingent deferred sales charge.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” under the section “Sales charge reductions and waivers” in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

 Sales charge reductions and waivers
To receive a reduction in your Class A initial sales charge, you must let your financial adviser or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your adviser or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial adviser.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series may also be combined for this purpose. Please see the applicable series’ prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

•
trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

•	solely controlled business accounts; and

•	single-participant retirement plans.

Concurrent purchases You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.

Right of reinvestment If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

•	tax-free returns of excess contributions to IRAs;

•	redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

•	redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and
•
the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):

—
redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

—	if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your adviser or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

 Rollovers from retirement plans to IRAs
The fund reserves the right not to make its shares available to tax-deferred retirement plans and accounts.

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

•	rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

•	rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

—	the assets being rolled over were invested in American Funds at the time of distribution; and

—	the rolled over assets are contributed to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

 Plans of distribution
The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class F-1 shares
1.00%	Class B and C shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table on page 1 of this prospectus. Since these fees are paid out of the fund’s assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 Other compensation to dealers
American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case will exceed the sum of (a) .10% of the previous year’s American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2011, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisers and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial adviser and review carefully any disclosure by your financial adviser’s firm as to compensation received.

 Fund expenses
In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

For all share classes except Class B shares, “Other expenses” items in the Annual Fund Operating Expenses table on page 1 of this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Since January 1, 2012, Class A shares have been subject to an additional .01% fee for administrative services payable to the fund's investment adviser. The fee table is based on expenses as of the fund’s most recently completed fiscal year; therefore, the other expenses for Class A shares do not reflect the administrative services fee for a full fiscal year. In addition, since January 1, 2012, Class C and F shares have been paying transfer agency expenses directly rather than through the administrative services fee, and the administrative services fee for those classes has been reduced to .05%. Previously, transfer agency expenses were paid through the administrative services fee, and the investment adviser paid any transfer agency fees in excess of .10%. Accordingly, The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California estimate that transfer agency expenses on Class F-1 shares will increase during the fund's current fiscal year by .01%.

The “Other expenses” items in the Annual Fund Operating Expenses table for the fund include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses.

Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account.

 Financial highlights
The Financial Highlights tables are intended to help you understand the fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund’s statement of additional information and annual reports. The information in the Financial Highlights tables for The Tax-Exempt Bond Fund of America has been audited by PricewaterhouseCoopers LLP, and the information for The Tax-Exempt Fund of California has been audited by Deloitte & Touche LLP, whose current reports, along with the fund’s financial statements, are included in the statement of additional information for the fund, which is available upon request.

The Tax-Exempt Bond Fund of America

		Income from investment operations1
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return2,3	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class A:
Year ended 8/31/2012	$12.26	$.47	$.82	$1.29	$(.47)	$13.08	10.71%	$7,445.55%		.55%	3.73%
Year ended 8/31/2011	12.53	.48	(.27)	.21	(.48)	12.26	1.85	6,557.55		.55	4.01
Year ended 8/31/2010	11.82	.48	.71	1.19	(.48)	12.53	10.23	7,740.54		.54	3.92
Year ended 8/31/2009	12.03	.50	(.21)	.29	(.50)	11.82	2.65	7,130.56		.56	4.39
Year ended 8/31/2008	12.19	.51	(.16)	.35	(.51)	12.03	2.87	6,319.56		.53	4.16
Class B:
Year ended 8/31/2012	12.26	.38	.82	1.20	(.38)	13.08	9.90	30	1.29	1.29	3.01
Year ended 8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.08	40	1.30	1.30	3.26
Year ended 8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.41	78	1.30	1.30	3.18
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.88	107	1.32	1.31	3.65
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.10	114	1.31	1.28	3.42
(The Financial Highlights table continues on the following page.)

Income from investment operations1
Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return2,3	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class C:
Year ended 8/31/2012	$12.26	$.37	$ .82	$1.19	$(.37)	$13.08	9.85%	$ 420	1.34%	1.34%	2.94%
Year ended 8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.03	370	1.35	1.35	3.21
Year ended 8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.35	475	1.34	1.34	3.11
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.83	399	1.36	1.36	3.58
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.05	313	1.36	1.33	3.36
Class F-1:
Year ended 8/31/2012	12.26	.46	.82	1.28	(.46)	13.08	10.59	1,526.66		.66	3.62
Year ended 8/31/2011	12.53	.47	(.27)	.20	(.47)	12.26	1.73	1,356.66		.66	3.90
Year ended 8/31/2010	11.82	.46	.71	1.17	(.46)	12.53	10.12	1,380.64		.64	3.80
Year ended 8/31/2009	12.03	.49	(.21)	.28	(.49)	11.82	2.56	976.65		.64	4.31
Year ended 8/31/2008	12.19	.50	(.16)	.34	(.50)	12.03	2.79	1,020.63		.61	4.07
Class F-2:
Year ended 8/31/2012	12.26	.49	.82	1.31	(.49)	13.08	10.88	239.40		.40	3.87
Year ended 8/31/2011	12.53	.50	(.27)	.23	(.50)	12.26	1.99	196.41		.41	4.15
Year ended 8/31/2010	11.82	.50	.71	1.21	(.50)	12.53	10.41	216.37		.37	4.09
Year ended 8/31/2009	12.03	.51	(.21)	.30	(.51)	11.82	2.80	253.39		.39	4.36
Period from 8/1/2008 to 8/31/20084	11.94	.04	.09	.13	(.04)	12.03	1.10	3.04		.03	.34

	Year ended August 31
	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	14%	12%	16%	18%	20%

1	Based on average shares outstanding.
2	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3
This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.

4	Based on operations for the period shown and, accordingly, may not be representative of a full year.

The Tax-Exempt Fund of California

		Income from investment operations1
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return2,3	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class A:
Year ended 8/31/2012	$16.32	$.66	$1.22	$1.88	$(.66)	$17.54	11.70%	$1,334.63%		.63%	3.89%
Year ended 8/31/2011	16.63	.65	(.31)	.34	(.65)	16.32	2.24	1,218.64		.64	4.08
Year ended 8/31/2010	15.31	.64	1.32	1.96	(.64)	16.63	13.07	1,442.62		.62	4.04
Year ended 8/31/2009	15.79	.67	(.48)	.19	(.67)	15.31	1.49	1,311.63		.62	4.59
Year ended 8/31/2008	16.26	.66	(.47)	.19	(.66)	15.79	1.22	1,493.61		.58	4.16
Class B:
Year ended 8/31/2012	16.32	.53	1.22	1.75	(.53)	17.54	10.89	5	1.37	1.37	3.17
Year ended 8/31/2011	16.63	.53	(.31)	.22	(.53)	16.32	1.48	7	1.39	1.39	3.33
Year ended 8/31/2010	15.31	.52	1.32	1.84	(.52)	16.63	12.22	11	1.37	1.37	3.31
Year ended 8/31/2009	15.79	.56	(.48)	.08	(.56)	15.31	.73	16	1.39	1.37	3.85
Year ended 8/31/2008	16.26	.54	(.47)	.07	(.54)	15.79	.46	21	1.36	1.33	3.41
Class C:
Year ended 8/31/2012	16.32	.52	1.22	1.74	(.52)	17.54	10.83	101	1.42	1.42	3.10
Year ended 8/31/2011	16.63	.52	(.31)	.21	(.52)	16.32	1.42	91	1.44	1.44	3.28
Year ended 8/31/2010	15.31	.51	1.32	1.83	(.51)	16.63	12.17	116	1.42	1.42	3.24
Year ended 8/31/2009	15.79	.55	(.48)	.07	(.55)	15.31	.68	105	1.43	1.42	3.79
Year ended 8/31/2008	16.26	.54	(.47)	.07	(.54)	15.79	.41	118	1.41	1.38	3.36
Class F-1:
Year ended 8/31/2012	16.32	.64	1.22	1.86	(.64)	17.54	11.59	82.73		.73	3.79
Year ended 8/31/2011	16.63	.64	(.31)	.33	(.64)	16.32	2.13	82.74		.74	3.98
Year ended 8/31/2010	15.31	.63	1.32	1.95	(.63)	16.63	12.97	108.70		.70	3.97
Year ended 8/31/2009	15.79	.65	(.48)	.17	(.65)	15.31	1.41	113.71		.70	4.52
Year ended 8/31/2008	16.26	.65	(.47)	.18	(.65)	15.79	1.14	192.69		.65	4.08
(The Financial Highlights table continues on the following page.)

		Income from investment operations1
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return2,3	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class F-2:
Year ended 8/31/2012	$16.32	$.68	$1.22	$1.90	$(.68)	$17.54	11.87%	$74.48%		.48%	4.02%
Year ended 8/31/2011	16.63	.67	(.31)	.36	(.67)	16.32	2.38	41.50		.50	4.22
Year ended 8/31/2010	15.31	.67	1.32	1.99	(.67)	16.63	13.27	46.43		.43	4.27
Year ended 8/31/2009	15.79	.69	(.48)	.21	(.69)	15.31	1.67	99.45		.45	4.61
Period from 8/22/2008 to 8/31/20084	15.79	.02	—5.02		(.02)	15.79	.09	—6.01		.01	.10

	Year ended August31
	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	15%	10%	18%	17%	16%

1	Based on average shares outstanding.
2	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3
This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.

4	Based on operations for the period shown and, accordingly, may not be representative of a full year.
5	Amount less than $.01.
6	Amount less than $1 million.

Notes

Notes

Notes

For shareholder services	American Funds Service Company 800/421-4225
For retirement plan services	Call your employer or plan administrator
For 24-hour information	American FundsLine 800/325-3590 americanfunds.com

Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s reports (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202/551-8090), on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling 202/371-8300.

MFGEPR-967-1112P Litho in USA CGD/ALD/8020	Investment Company File No. 811-02421 Investment Company File No. 811-04694
The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

The Tax-Exempt Bond
Fund of America®

Prospectus		Class Ticker
R-6 N/A
November 1, 2012
Table of contents

Investment objective
Fees and expenses of the fund
Principal investment strategies
Principal risks
Investment results
Management
Purchase and sale of fund shares
Tax information
Payments to broker-dealers and other financial intermediaries

1 1 2 3 4 6 6 6 6
Investment objective, strategies and risks
Management and organization
Purchase, exchange and sale of shares
How to sell shares
Distributions and taxes
Choosing a share class
Sales charges
Other compensation to dealers
Fund expenses
Financial highlights

7 10 12 14 17 18 18 18 19 20

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

 Investment objective
The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Share classes
R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share classes
R-6
Management fees	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses*	0.04
Total annual fund operating expenses	0.29
*	Based on estimated amounts for a full fiscal year.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
R-6	$30	$93	$163	$368

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

 Principal investment strategies
The fund seeks to achieve its objective by investing primarily in municipal bonds.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities that subject you to federal alternative minimum tax. The fund invests substantially in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

In addition, the fund may invest significantly in municipal obligations of issuers in the same state, or engaged in the same type of projects or industries.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results
The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper General & Insured Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com. Investment results for Class R-6 shares are not presented because the class had not commenced operations as of December 31, 2011. However, results for Class A shares are presented because Class A is the class of shares with the longest period of operation. Other share classes, including Class R-6 shares, have different expenses and therefore different investment results.

Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/3/79	6.10%	3.35%	4.28%	6.80%
− After taxes on distributions		6.10	3.35	4.27	N/A
− After taxes on distributions and sale of fund shares		5.36	3.43	4.25	N/A

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or taxes)	10.70%	5.22%	5.38%	N/A
Lipper General & Insured Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	10.56	3.75	4.39	6.66%
Class A annualized 30-day yield at August 31, 2012: 2.15% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

 Management
Investment adviser Capital Research and Management Company

Portfolio counselors The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Neil L. Langberg President	33 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Brenda S. Ellerin Senior Vice President	14 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Karl J. Zeile Vice President and Trustee	9 years	Senior Vice President – Fixed Income, Capital Research and Management Company
 Purchase and sale of fund shares
Class R-6 shares are generally only available for purchase by American Funds Portfolio SeriesSM and other investment companies deemed appropriate by the fund’s investment adviser.

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50.

 Tax information
Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

 Payments to broker-dealers and other financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

 Investment objective, strategies and risks
The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital. The fund is designed for investors seeking a high level of current income exempt from federal income tax. The fund seeks to achieve its objective by investing primarily in municipal bonds.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities that subject you to federal alternative minimum tax. The fund invests substantially in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

To the extent the fund invests significantly in municipal obligations of issuers in the same state or of similar project type, the fund may be more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks associated with those practices.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results.

The Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. This index was not in existence when the fund’s Class A shares became available; therefore, lifetime results are not shown. The Lipper General & Insured Municipal Debt Funds Average is composed of funds that invest in municipal debt issues in the top four credit rating categories. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

 Management and organization
Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The management fee for the fund is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s annual report to shareholders for the fiscal year ended August 31, 2012.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions make investment decisions on an independent basis and include Capital World Investors, Capital Research Global Investors and a third equity investment division.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Multiple Portfolio Counselor System® Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio counselors.

Portfolio counselor	Investment experience	Experience in this fund	Role in management of the fund
Neil L. Langberg	Investment professional for 34 years, all with Capital Research and Management Company or affiliate	33 years	Serves as a municipal bond portfolio counselor
Brenda S. Ellerin	Investment professional for 23 years in total; 21 years with Capital Research and Management Company or affiliate	14 years (plus 6 years of prior experience as an investment analyst for the fund)	Serves as a municipal bond portfolio counselor
Karl J. Zeile	Investment professional for 21 years in total; 13 years with Capital Research and Management Company or affiliate	9 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as a municipal bond portfolio counselor

Information regarding the portfolio counselors’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

Purchase, exchange and sale of shares
The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person's identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain group accounts.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company® receives your request, provided that your request contains all information and legal documentation necessary to process the transaction.

Purchase of Class R shares Class R-6 shares are generally only available for purchase by American Funds Portfolio Series and other investment companies deemed appropriate by the fund’s investment adviser or distributor. Therefore, any information included in this prospectus regarding purchases by retirement plans or other group accounts is not applicable. Class R shares are generally available only to retirement plans established under Internal Revenue Code sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

Exchange Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” under the section “How to sell shares” in this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

 How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

•Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Writing to American Funds Service Company

• Requests must be signed by the registered shareholder(s).

• A signature guarantee is required if the redemption is:

— more than $125,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

• American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

• Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

•	Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.

•	Checks must be made payable to the registered shareholder.

•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier’s checks) for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees.

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds

Service Company and/or the relevant fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintain surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	purchases and redemptions of shares having a value of less than $5,000;
•
purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions to meet redemptions and purchases of shares of the investment company;

•	retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;
•
purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and

•	systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

 Distributions and taxes
Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash.

Taxes on dividends and distributions Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, the fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of The Tax-Exempt Bond Fund of America may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by those funds.

Moreover, any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax adviser for more information.

Choosing a share class

Class R-6 shares are generally only available for purchase by American Funds Portfolio Series and other investment companies deemed appropriate by the fund’s investment adviser or distributor. Therefore, any information included in this prospectus regarding purchases by retirement plans or other group accounts is not applicable. Class R shares are generally available only to retirement plans established under Internal Revenue Code sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans.

Each investor’s financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you.

 Sales charges
Class R shares Class R shares are sold without any initial or contingent deferred sales charge.

 Other compensation to dealers
American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case will exceed the sum of (a) .10% of the previous year’s American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2011, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisers and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial adviser and review carefully any disclosure by your financial adviser’s firm as to compensation received.

 Fund expenses
In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table in this prospectus.

The “Other expenses” items in the “Annual fund operating expenses” table on page 1 of this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates, custodial, legal, transfer agent payments and various other expenses.

 Financial highlights
The Financial Highlights tables are intended to help you understand the fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund’s statement of additional information and annual reports. The information in the Financial Highlights tables has been audited by PricewaterhouseCoopers LLP, whose current reports, along with the fund’s financial statements, are included in the statement of additional information for the fund, which is available upon request.

		Income from investment operations1
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return2,3	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class A:
Year ended 8/31/2012	$12.26	$.47	$.82	$1.29	$(.47)	$13.08	10.71%	$7,445.55%		.55%	3.73%
Year ended 8/31/2011	12.53	.48	(.27)	.21	(.48)	12.26	1.85	6,557.55		.55	4.01
Year ended 8/31/2010	11.82	.48	.71	1.19	(.48)	12.53	10.23	7,740.54		.54	3.92
Year ended 8/31/2009	12.03	.50	(.21)	.29	(.50)	11.82	2.65	7,130.56		.56	4.39
Year ended 8/31/2008	12.19	.51	(.16)	.35	(.51)	12.03	2.87	6,319.56		.53	4.16
Class B:
Year ended 8/31/2012	12.26	.38	.82	1.20	(.38)	13.08	9.90	30	1.29	1.29	3.01
Year ended 8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.08	40	1.30	1.30	3.26
Year ended 8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.41	78	1.30	1.30	3.18
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.88	107	1.32	1.31	3.65
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.10	114	1.31	1.28	3.42
(The Financial Highlights table continues on the following page.)

		Income from investment operations1
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return2,3	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class C:
Year ended 8/31/2012	$12.26	$.37	$ .82	$1.19	$(.37)	$13.08	9.85%	$ 420	1.34%	1.34%	2.94%
Year ended 8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.03	370	1.35	1.35	3.21
Year ended 8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.35	475	1.34	1.34	3.11
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.83	399	1.36	1.36	3.58
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.05	313	1.36	1.33	3.36
Class F-1:
Year ended 8/31/2012	12.26	.46	.82	1.28	(.46)	13.08	10.59	1,526.66		.66	3.62
Year ended 8/31/2011	12.53	.47	(.27)	.20	(.47)	12.26	1.73	1,356.66		.66	3.90
Year ended 8/31/2010	11.82	.46	.71	1.17	(.46)	12.53	10.12	1,380.64		.64	3.80
Year ended 8/31/2009	12.03	.49	(.21)	.28	(.49)	11.82	2.56	976.65		.64	4.31
Year ended 8/31/2008	12.19	.50	(.16)	.34	(.50)	12.03	2.79	1,020.63		.61	4.07
Class F-2:
Year ended 8/31/2012	12.26	.49	.82	1.31	(.49)	13.08	10.88	239.40		.40	3.87
Year ended 8/31/2011	12.53	.50	(.27)	.23	(.50)	12.26	1.99	196.41		.41	4.15
Year ended 8/31/2010	11.82	.50	.71	1.21	(.50)	12.53	10.41	216.37		.37	4.09
Year ended 8/31/2009	12.03	.51	(.21)	.30	(.51)	11.82	2.80	253.39		.39	4.36
Period from 8/1/2008 to 8/31/20084	11.94	.04	.09	.13	(.04)	12.03	1.10	3.04		.03	.34
Class R-6:
Period from 5/11/2012 to 8/31/20124	12.94	.14	.15	.29	(.15)	13.08	2.25	42.09		.09	1.15

	Year ended August 31
	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	14%	12%	16%	18%	20%

1	Based on average shares outstanding.
2	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3
This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.

4	Based on operations for the period shown and, accordingly, may not be representative of a full year.

Notes

For shareholder services	American Funds Service Company 800/421-4225
For retirement plan services	Call your employer or plan administrator
For 24-hour information	American FundsLine 800/325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com

Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s reports (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202/551-8090), on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling 202/371-8300.

Investment Company File No. 811-02421
The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

The Tax-Exempt Bond Fund of America®
The American Funds Tax-Exempt Series IISM
(The Tax-Exempt Fund of California®)

Part B

Statement of Additional Information

November 1, 2012

This document is not a prospectus but should be read in conjunction with the current prospectus of The Tax-Exempt Bond Fund of America (“TEBF”), and The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (“TEFCA”) dated November 1, 2012, and, where applicable, the Class R-6 prospectus for TEBF dated November 1, 2012. Except where the context indicates otherwise, all references herein to the “fund” apply to both of the funds listed below. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

The Tax-Exempt Bond Fund of America
The American Funds Tax-Exempt Series II
(The Tax-Exempt Fund of California)
Attention: Secretary
333 South Hope Street
Los Angeles, California 90071
213/486-9200

	Class A	Class B	Class C	Class F-1	Class F-2	Class R-6
The Tax-Exempt Bond Fund of America	AFTEX	TEBFX	TEBCX	AFTFX	TEAFX	N/A
The Tax-Exempt Fund of California	TAFTX	TECBX	TECCX	TECFX	TEFEX	N/A

 Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

The Tax-Exempt Bond Fund of America

•	The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax.

•	The fund will not invest in securities that subject fund shareholders to federal alternative minimum tax.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
The fund will invest at least 65% of its assets in debt securities rated A- or better or A3 or better (by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality, including cash and money market instruments. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

•
The fund may invest up to 35% of its assets in debt securities rated BBB+ or below and Baa1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

•
The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

•	The fund will invest substantially in securities with maturities in excess of three years.

The Tax-Exempt Fund of California

•
The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject fund shareholders to alternative minimum tax.

•	The fund may invest up to 20% of its assets in securities that may subject fund shareholders to federal alternative minimum tax.

•
The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

•	The fund will invest substantially in securities with maturities in excess of three years.

*     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

 Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Changes in the value of the fund’s portfolio securities will not necessarily affect the income derived from these securities, but may affect the fund’s net asset value.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

Municipal bonds — Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Municipal lease obligations — The fund may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.

Municipal inflation-indexed bonds — The fund may invest in inflation-indexed bonds issued by municipalities. Interest payments are made to bondholders semi-annually and are made up of two components: a fixed “real coupon” or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In a period of deflation payments may decrease to zero, but in any event will not be less than zero.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. When assigning a credit rating to an insured municipal bond the investment adviser considers the higher of the credit rating of the insurer, based on the insurer’s claims-paying ability, and the credit rating of the issuer (or the equivalent as determined by the investment adviser if the issuer is not rated by the rating agencies). Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. If the credit rating of the insurer were reduced, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value.

U.S. Territories and Commonwealth obligations — The fund may invest in obligations of the territories and Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any territory or Commonwealth may, in turn, affect negatively the value of the fund’s holdings in such obligations.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded bonds — From time to time, a municipality may refund a bond that it has already issued prior to the original bond’s call date by issuing a second bond, the proceeds of which are used to purchase U.S. government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

Cash and cash equivalents — The fund may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less); (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less); (c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less; (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors; and (e) securities of the U.S. government, its agencies or instrumentalities that mature or may be redeemed in one year or less.

Temporary investments — The fund may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of the fund’s assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (d) repurchase agreements.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Variable and floating rate obligations — The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the fund’s portfolio accordingly, keeping in mind the fund’s objectives.

Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

Private placements — Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by each fund’s board of trustees.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the fund. Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund’s board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

Investing in similar municipal bonds — The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type that may pay interest on their obligations with revenue from similar projects. This may make a fund more susceptible to economic, political, or regulatory occurrences that affect such issuers, obligation types and projects, such as changes in healthcare regulations, environmental considerations, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers of municipal obligations held by a fund increases, the potential for fluctuations in the fund’s share price also may increase.

The fund may invest more than 25% of its assets in industrial development bonds. In addition to the risks set forth in the paragraph above, the prices of industrial development bonds could be negatively influenced by movements in similar sectors of both the corporate bond market and the municipal bond market.

Tax-exempt securities — While the fund seeks to purchase securities which bear interest that is exempt from federal income taxes – and in the case of The Tax-Exempt Fund of California, also seeks to purchase securities which bear interest that is exempt from California income taxes – there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.

Maturity — In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

The Tax-Exempt Fund of California

Securities subject to alternative minimum tax — The fund may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

Risk factors relating to California debt obligations — Because the fund invests primarily in securities issued by the State of California (the “State”), its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State and various local agencies in California, available as of the date of this statement of additional information.

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of State related bonds, could have an adverse impact on the financial condition of the State, its various agencies and political subdivisions, as well as other municipal issuers in California. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California’s municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the State’s economy.

California’s economy and general financial condition affect the ability of State and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the State level, fiscal weakness or an overall slowdown in the California economy could adversely impact the fund. Such events can negatively impact the State’s credit rating, make it more expensive for the State to borrow money, and impact municipal issuers’ ability to pay their obligations. For example, various rating agencies have recently downgraded their ratings of various bonds related to the State due to the State’s liquidity problems and delay in adopting budget and cash solutions, and each of these ratings agencies has placed the State on watch for further possible downgrades. California currently has one of the lowest credit ratings of any state, and therefore may pay higher interest rates than other states when issuing general obligation bonds. Among other things, future action by the rating agencies will depend on whether the State is able to address liquidity, budgetary and other fiscal issues and whether any improvements provide long-term solutions.

California is the most populous state in the nation with a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of the State’s significant industries are sensitive to economic disruptions in their export markets. The State’s rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California’s economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State’s General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricting local taxing entities’ ability to raise real property taxes) and 218 (limiting local governments' ability to impose “property related” fees, assessments and taxes) have constrained local governments’ ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

While the fund’s portfolio counselors try to reduce risks by investing in a diversified portfolio of securities, including State related bonds, it is not possible to predict the extent to which any or all of the factors described above will affect the ability of the State or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

*     *     *     *     *     *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-deferred.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year.

	Fiscal year	Portfolio turnover rate
TEBF	2012	14%
	2011	12
TEFCA	2012	15
	2011	10

See “Financial highlights” in the fund’s prospectus for annual portfolio turnover rates for each of the last five fiscal years.

 Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.Borrow money;

b.Issue senior securities;

c.Underwrite the securities of other issuers;

d.Purchase or sell real estate or commodities;

e.Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, such fund’s investments would be concentrated in any particular industry.

2.The fund may not invest in companies for the purpose of exercising control or management.

3.The fund will maintain its status as a tax-exempt fund consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Nonfundamental policies — The following policy may be changed without shareholder approval and applies to TEBF only:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33⅓% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

For purposes of fundamental policy 3, the fund will, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from regular federal income tax.

The fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

 Management of the fund

Board of trustees and officers

“Independent” trustees1

The fund’s nominating and governance committee and board selects independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of such fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of such fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which each fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in each fund’s registration statement.

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
William H. Baribault, 67 Trustee (2010)	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	58	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 65 Trustee (2006)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	62	Quiksilver, Inc. Former director of Professional Business Bank (until 2007); Genius Products (until 2008)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, municipal and nonprofit organizations • M.B.A.
Leonard R. Fuller, 66 Trustee (1994)	President and CEO, Fuller Consulting (financial management consulting firm)	62	None	• Former partner, public accounting firm • Financial management consulting • Service on advisory and trustee boards for municipal, educational and nonprofit organizations • M.B.A.

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
W. Scott Hedrick, 67 Trustee (2010)	Founding General Partner, InterWest Partners (a venture capital firm)	58	Hot Topic, Inc.; Office Depot, Inc.	• Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • M.B.A.
R. Clark Hooper, 66 Chairman of the Board (Independent and Non-Executive) (2005)	Private investor	64	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 54 Trustee (2010)	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	61	The NASDAQ Stock Market LLC; Trimble Navigation Limited

• Service with Office of the U.S. Trade Representative and U.S. Department of Justice

• Corporate board experience

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• Experience as corporate lawyer

• J.D.

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Laurel B. Mitchell, Ph.D., 57 Trustee (TEBF–2010; TEFCA–2009)	Clinical Professor and Director, Accounting Program, University of Redlands	58	None

• Assistant professor, accounting

• Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

• Experience in corporate management and public accounting

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• Ph.D., accounting

• Formerly licensed as C.P.A.

Frank M. Sanchez, 69 Trustee (1999)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	58	None	• Senior academic leadership position • Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • Ph.D., education administration and finance

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Margaret Spellings, 54 Trustee (2010)	President and CEO, Margaret Spellings & Company (public policy and strategic consulting); President, U.S. Forum for Policy Innovation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	61	None

• Former Assistant to the President for Domestic Policy, The White House

• Former senior advisor to the Governor of Texas

• Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, Ph.D., 63 Trustee (2007)	President and University Professor, The University of Tulsa	61	None	• Senior academic leadership positions for multiple universities • Service on advisory and trustee boards for educational and nonprofit organizations • Ph.D., anthropology

“Interested” trustees5,6

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role with the funds’ service providers also permits them to make a significant contribution to the funds’ boards.

Name, age and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years
Karl J. Zeile, 45 Vice President and Trustee (2009)	Senior Vice President – Fixed Income, Capital Research and Management Company; Vice President, Capital Guardian Trust Company*	6	None

Other officers6

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds
Neil L. Langberg, 59 President (TEBF–1985; TEFCA–1986)	Senior Vice President – Fixed Income, Capital Research and Management Company; Vice President, Capital Guardian Trust Company*
Brenda S. Ellerin, 49 TEBF: Senior Vice President (1999)	Senior Vice President – Fixed Income, Capital Research and Management Company
Kristine M. Nishiyama, 42 Senior Vice President (2003)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Vice President and Senior Counsel, Capital Bank and Trust Company*
Courtney R. Taylor, 37 Secretary (2006)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds
Karl C. Grauman, 44 Treasurer (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
Steven I. Koszalka, 48 Assistant Secretary (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 40 Assistant Treasurer (2012)	Vice President — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 61 Assistant Treasurer (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company

*Company affiliated with Capital Research and Management Company.

1The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2Includes service as a director/trustee or officer of the fund’s predecessor, The Tax-Exempt Bond Fund of America, Inc., a Maryland corporation, or The Tax-Exempt Fund of California, a Massachusetts business trust. Trustees and officers of the funds serve until their resignation, removal or retirement.

3Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series,® which is composed of 19 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; American Funds Portfolio Series,SM which is composed of eight funds; and American Funds College Target Date Series,SM which is composed of seven funds.

4This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

5“Interested persons” of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the funds’ investment adviser, Capital Research and Management Company, or affiliated entities (including the funds’ principal underwriter). The listed individual may not be a trustee of all funds listed for him or her, but rather may be an officer of one or more such funds.

6All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Fund shares owned by trustees as of December 31, 2011:

Name	Dollar range1 of fund shares owned		Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee	Dollar range1,2 of independent trustees deferred compensation3 allocated to fund		Aggregate dollar range1,2 of independent trustees deferred compensation3 allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
William H. Baribault	TEBF: TEFCA:	None None	Over $100,0004	TEBF: TEFCA:	N/A N/A	$1 – $10,000
James G. Ellis	TEBF: 10,001 – $50,000 TEFCA: None		Over $100,000	TEBF: TEFCA:	N/A N/A	N/A
Leonard R. Fuller	TEBF: TEFCA:	None None	Over $100,000	TEBF: TEFCA:	N/A N/A	Over $100,000
W. Scott Hedrick	TEBF: TEFCA:	None None	Over $100,000	TEBF: TEFCA:	N/A N/A	N/A
R. Clark Hooper	TEBF: 10,001 – $50,000 TEFCA: None		Over $100,000	TEBF: TEFCA:	N/A N/A	Over $100,000
Merit E. Janow	TEBF: TEFCA:	None None	Over $100,000	TEBF: TEFCA:	N/A N/A	N/A
Laurel B. Mitchell	TEBF: $1 – $10,000 TEFCA: : $1 – $10,000		$50,001 – $100,000	TEBF: TEFCA:	N/A N/A	N/A
Frank M. Sanchez	TEBF: $1 – $10,000 TEFCA: $1 – $10,000		$10,001 – $50,000	TEBF: TEFCA:	N/A N/A	N/A

Name	Dollar range1 of fund shares owned		Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee	Dollar range1,2 of independent trustees deferred compensation3 allocated to fund		Aggregate dollar range1,2 of independent trustees deferred compensation3 allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
Margaret Spellings	TEBF: TEFCA:	None None	$50,001 – $100,0005	TEBF: TEFCA:	N/A N/A	$10,001 – $50,0005
Steadman Upham	TEBF: TEFCA:	None None	Over $100,0004	TEBF: TEFCA:	N/A N/A	Over $100,000

Name	Dollar range1,2 of fund shares owned		Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustee
Karl J. Zeile	TEBF: TEFCA:	Over $100,000 Over $100,000	Over $100,000

1Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2N/A indicates that the listed individual, as of December 31, 2011, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

4Information is as of July 31, 2012

5Information is as of August 20, 2012.

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — ‘Independent’ trustees” table under the “Management of the fund” section, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual fee, which ranges from $718 to $4,280 for TEBF and $121 to $725 for TEFCA , based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and their committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended August 31, 2012:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the funds	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates2

William H. Baribault	TEBF TEFCA	7,117 1,201	233,923
James G. Ellis	TEBF TEFCA	5,533 935	303,939
Leonard R. Fuller3	TEBF TEFCA	6,321 1,067	352,981
W. Scott Hedrick	TEBF TEFCA	6,386 1,079	207,097
R. Clark Hooper	TEBF TEFCA	6,496 1,094	469,708
Merit E. Janow	TEBF TEFCA	5,162 873	301,535
Laurel B. Mitchell3	TEBF TEFCA	7,822 1,321	228,597
Frank M. Sanchez	TEBF TEFCA	7,605 1,283	211,863
Margaret Spellings3	TEBF TEFCA	5,921 1,002	209,093
Steadman Upham3	TEBF TEFCA	5,975 1,008	270,535

1Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the funds in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended August 31, 2012 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.

2Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series,® which is composed of 19 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; American Funds Portfolio Series,SM which is composed of eight funds; and American Funds College Target Date Series,SM which is composed of seven funds.

3Since the deferred compensation plans’ adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2012 fiscal year for participating trustees is as follows:

TEBF – Leonard R. Fuller ($52,628), Laurel B. Mitchell ($413), Margaret Spellings ($768) and Steadman Upham ($39,321); and

TEFCA – Leonard R. Fuller ($23,102) , Laurel B. Mitchell ($70), Margaret Spellings ($130) and Steadman Upham ($10,266).

Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the trustees.

As of October 1, 2012, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Fund organization and the board of trustees — The fund is an open-end, diversified management investment company. The Tax-Exempt Bond Fund of America and was organized as a Maryland corporation on July 20, 1979. The Tax-Exempt Fund of California was organized as a Massachusetts business trust on May 30, 1986. The fund was reorganized as a Delaware statutory trust on November 1, 2010. All fund operations are supervised by the fund’s boards of trustees (“board”) which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to each fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for each fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in each fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders of the fund may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office with the fund and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees of the fund when requested in writing to do so by the record holders of at least 10% of such fund’s outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and independent fund counsel.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of William H. Baribault, Leonard R. Fuller, W. Scott Hedrick, Laurel B. Mitchell, Frank M. Sanchez, and Steadman Upham, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the funds’ accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds’ principal service providers. The committee acts as a liaison between the funds’ independent registered public accounting firm and the full board of trustees. The audit committee held six meetings during the 2012 fiscal year.

The fund has a contracts committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, W. Scott Hedrick, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings, and Steadman Upham, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and their investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2012 fiscal year.

The fund has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell and Margaret Spellings, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as each board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the boards. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The fund’s nominating and governance committee held two meetings during the 2012 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the funds’ boards monitor the proxy voting process and generally provide guidance with respect to the Principles through a joint proxy committee of the American Funds.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a board member of one or more American Funds is also a board member of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — The following tables identify those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on October 1, 2012. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Tax-Exempt Bond Fund of America

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A Class B Class C Class F-1	23.25% 24.73 8.20 51.20
First Clearing, LLC Custody Account St. Louis, MO	Record	Class A Class B Class C	11.13 10.79 9.99
Pershing, LLC Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2	9.34 9.75 9.78 12.34 19.10
National Financial Services, LLC Omnibus Account New York, NY	Record	Class A Class B Class C Class F-1 Class F-2	5.42 9.55 5.13 7.50 13.98
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class B Class C Class F-2	6.78 10.75 15.44
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class C Class F-1	7.15 7.13
Capital Group Private Client Services Account #1 Irvine, CA	Record	Class F-2	9.58
Capital Group Private Client Services Account #2 Irvine, CA	Record	Class F-2	9.37
LPL Financial Omnibus Account San Diego, CA	Record	Class F-2	8.50

The Tax-Exempt Fund of California

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A Class B	14.55% 11.29
First Clearing, LLC Custody Account St. Louis, MO	Record	Class A Class B Class C Class F-1	11.38 26.25 14.47 7.88
Pershing, LLC Jersey City, NJ	Record	Class A Class B Class C Class F-1	8.48 6.70 7.61 19.86
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class A Class C Class F-1	6.90 8.89 11.61
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class A Class B Class C Class F-2	6.12 6.73 17.97 22.92
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class A Class C Class F-1	5.50 6.59 24.18
National Financial Services, LLC Omnibus Account New York, NY	Record	Class B Class F-1 Class F-2	8.94 7.81 9.89
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class B Class F-1 Class F-2	5.69 9.88 25.37
LPL Financial Omnibus Account San Diego, CA	Record	Class B Class C Class F-1	5.24 6.16 5.51
Capital Group Private Client Services Account Irvine, CA	Record	Class F-2	25.95

Unless otherwise noted, references in this statement of additional information to Class F shares refer to both Class F-1 and F-2 share classes.

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions make investment decisions on an independent basis and include Capital World Investors, Capital Research Global Investors and a third equity investment division. Portfolio counselors in the third equity investment division rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, for The Tax-Exempt Bond Fund, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are principally determined by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of the fund’s portfolio counselors may be measured against one or more benchmarks, depending on his or her investment focus, such as:

The Tax-Exempt Bond Fund of America — Lipper General Municipal Debt Funds Average and Barclays Municipal Bond Index; and

The Tax-Exempt Fund of California — Lipper California Municipal Debt Funds Average and Barclays California Municipal Index.

From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio counselor fund holdings and other managed accounts — As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of August 31, 2012:

Portfolio counselor	Dollar range of fund shares owned1	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)2		Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)3	Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)4
The Tax-Exempt Bond Fund of America
Neil L. Langberg	$100,001 – $500,000	5	$9.5	None	None
Brenda S. Ellerin	$100,001 – $500,000	3	$4.5	None	None
Karl J. Zeile	$500,001 – $1,000,000	4	$6.0	None	None
The Tax-Exempt Fund of California
Neil L. Langberg	$100,001 – $500,000	5	$17.6	None	None
Karl J. Zeile	$100,001 – $500,000	4	$14.1	None	None

1Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.

3Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.

4Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until March 31, 2013, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The Tax-Exempt Bond Fund of America: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Net asset level

Rate	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000	3,000,000,000
0.15	3,000,000,000	6,000,000,000
0.13	6,000,000,000	10,000,000,000
0.12	10,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Monthly gross investment income

Rate	In excess of	Up to
3.00%	$ 0	$ 3,333,333
2.50	3,333,333	8,333,333
2.00	8,333,333

For the purposes of such computations under the Agreement, the fund’s gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities.

For the fiscal years ended August 31, 2012, 2011 and 2010, the investment adviser was entitled to receive from the fund management fees of $22,562,000, $22,717,000 and $23,826,000, respectively.

The Tax-Exempt Bond Fund of California: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Net asset level

Rate	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Monthly gross investment income

Rate	In excess of	Up to
3.00%	$ 0	$ 3,333,333
2.50	3,333,333

For the purposes of such computations under the Agreement, the fund’s gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities.

For the fiscal years ended August 31, 2012, 2011 and 2010, the investment adviser was entitled to receive from the fund management fees of $4,978,000, $5,009,000 and $5,540,000, respectively.

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, F and R-6 shares, to the extent that they are offered by the fund. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, F and R-6 shares, to the extent that they are offered by the fund. Each fund’s Administrative Agreement will continue in effect until at least March 31, 2013, unless sooner terminated or renewed. It may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F and R-6 shares to the extent they are offered by the fund, for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily.

Prior to January 1, 2012, Class A shares were not subject to an administrative services fee and Class C and F shares were subject to an administrative services fee of up to .15% based on each share class’s respective average daily net assets. The investment adviser used a portion of the administrative services fee paid on Class C and F shares to compensate third parties for transfer agent services provided to shareholder accounts on behalf of the fund. Of the remainder, the investment adviser retained no more than .05% of the average daily net assets for each applicable share class for the administrative services it provided.

Prior to January 1, 2012, the administrative services fee also included compensation for transfer agent and shareholder services provided to fund shareholders in each applicable share class. In addition to making administrative services fee payments to unaffiliated third parties, the investment adviser made payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services was also paid directly from the relevant share class.

During the 2012 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

		Administrative services fee
TEBF	Class A	$475,000
	Class C	193,000
	Class F-1	653,000
	Class F-2	106,000
	Class R-6	3,000
TEFCA	Class A	86,000
	Class C	48,000
	Class F-1	40,000
	Class F-2	27,000

Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251 and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

•
For Class A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

•
For Class B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the .75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

•	For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class C shares. The fund also reimbursed the Principal Underwriter for advancing immediate service fees to qualified dealers on sales of Class B shares prior to April 21, 2009. The fund also reimburses the Principal Underwriter for service fees paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisers, in connection with investments in Class F-1 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained		Allowance or compensation to dealers
Class A	2012	TEBF TEFCA	$2,302,000 278,000	TEBF TEFCA	$8,862,000 1,068,000
	2011	TEBF TEFCA	1,410,000 184,000	TEBF TEFCA	5,358,000 733,000
	2010	TEBF TEFCA	2,556,000 340,000	TEBF TEFCA	9,769,000 1,329,000
Class B	2012	TEBF TEFCA	— —	TEBF TEFCA	— —
	2011	TEBF TEFCA	— —	TEBF TEFCA	— —
	2010	TEBF TEFCA	3,000 368	TEBF TEFCA	— —
Class C	2012	TEBF TEFCA	— —	TEBF TEFCA	754,000 148,000
	2011	TEBF TEFCA	213,000 42,000	TEBF TEFCA	472,000 84,000
	2010	TEBF TEFCA	84,000 —	TEBF TEFCA	1,036,000 171,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2 or Class R-6, no 12b-1 fees are paid from Class F-2 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

Following is a brief description of the Plans:

Class A — For Class A shares, up to 0.25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses.The fund may annually expend up to 0.25% for Class A shares under the applicable Plan.

Distribution-related expenses for Class A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information document) in excess of the Class A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of the fund’s most recent fiscal year, unreimbursed expenses which remained subject to reimbursement under the Plan for Class A shares totaled $3,323,000 or 0.04% of Class A net assets for TEBF, $502,000 or 0.04% of Class A net assets for TEFCA.

Class B — The Plan for Class B shares provide for payments to the Principal Underwriter of up to 0.25% of each fund’s average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

Class C — The Plan for Class C shares provide for payments to the Principal Underwriter of up to 0.25% of each fund’s average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses.

Class F-1 — The Plan for Class F-1 shares provide for payments to the Principal Underwriter of up to 0.25% of each fund’s average daily net assets attributable to such shares for paying service-related expenses. The fund may annually expend up to 0.50% for Class F-1 shares under the applicable Plan with the approval of the board of trustees.

During the 2012 fiscal year, 12b-1 expenses, accrued and paid, and if applicable, unpaid were:

	12b-1 expenses		12b-1 unpaid liability outstanding
Class A	TEBF TEFCA	$17,399,000 3,181,000	TEBF TEFCA	$2,514,000 450,000
Class B	TEBF TEFCA	348,000 59,000	TEBF TEFCA	32,000 6,000
Class C	TEBF TEFCA	3,909,000 958,000	TEBF TEFCA	632,000 153,000
Class F-1	TEBF TEFCA	3,489,000 196,000	TEBF TEFCA	472,000 27,000

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial advisers to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial adviser. If you need a financial adviser, please call American Funds Distributors at (800) 421-4120 for assistance.

Other compensation to dealers — As of July 2012, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AXA Advisors, LLC
Cadaret, Grant & Co., Inc.
Cambridge Investment Research, Inc.
Cetera Financial Group
Financial Network Investment Corporation
Genworth Financial Securities Corporation
Multi-Financial Securities Corporation
Primevest Financial Services, Inc.
Commonwealth Financial Network
D.A. Davidson & Co.
Edward Jones
H. Beck, Inc.
Hefren-Tillotson, Inc.
HTK / Janney Montgomery Group
Hornor, Townsend & Kent, Inc.
Janney Montgomery Scott LLC
ING Group
ING Financial Advisers, LLC
ING Financial Partners, Inc.
J. J. B. Hilliard, W. L. Lyons, LLC
Lincoln Network
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Group
LPL Financial LLC
Uvest Investment Services
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Metlife Enterprises
Metlife Securities Inc.
New England Securities
Tower Square Securities, Inc.
Walnut Street Securities, Inc.
MML Investors Services, Inc.
Morgan Stanley Smith Barney LLC
NFP Securities, Inc.
Northwestern Mutual Investment Services, LLC
NPH / Jackson National
Invest Financial Corporation
Investment Centers of America, Inc.
National Planning Corporation
SII Investments, Inc.
Park Avenue Securities LLC
PFS Investments Inc.
Raymond James Group
Morgan Keegan & Company, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services Inc.

RBC Capital Markets Corporation
Robert W. Baird & Co. Incorporated
Stifel, Nicolaus & Company, Incorporated
The Advisor Group
FSC Securities Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
Wells Fargo Network
First Clearing LLC
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors Investment Services Group
Wells Fargo Advisors Latin American Channel
Wells Fargo Advisors Private Client Group

 Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of the executions, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged, including on an execution-only basis, for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser provides its trading desks with information regarding the relative value of services provided by particular broker-dealers. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

The Tax-Exempt Bond Fund of America — No brokerage commissions were paid on portfolio transactions for the 2012, 2011 and 2010 fiscal years.

The Tax-Exempt Fund of California — No brokerage commissions were paid on portfolio transactions for the 2012, 2011 and 2010 fiscal years.

 Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website within 30 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund’s custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of Ethics” section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose the fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

 Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to a subsequent event. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

 Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders including those holding fund shares in a tax-deferred account, such as a retirement plan or education savings account. Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. For corporate shareholders, a portion of the fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. This deduction does not include dividends received from non-U.S. corporations and dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences applicable to tax-exempt funds — Interest on the municipal securities purchased by the fund is believed to be free from regular federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. If interest on a municipal security is not free from regular federal income tax, then the interest on that security would become taxable. If this were to happen, dividends derived from this interest may be taxable to shareholders.

By meeting certain requirements of the Code, the fund qualifies to pay exempt-interest dividends to shareholders. These exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state’s personal income taxes.

Distributions paid by a tax-exempt fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends paid by the fund will be reported to both the IRS and shareholders of the fund.

Private activity bonds are bonds that, although federally tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non-governmental entities. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states.

The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may result in the fund recognizing taxable ordinary income. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at americanfunds.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments (other than exempt-interest dividends) made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

 Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial adviser — Deliver or mail a check to your financial adviser.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds
12711 North Meridian Street
Carmel, IN 46032-9181

American Funds
5300 Robin Hood Rd.
Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank
ABA Routing No. 121000248
Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:
American Funds Service Company
(fund’s name)

For further credit to:
(shareholder’s fund account number)
(shareholder’s name)

You may contact American Funds Service Company at 800/421-4225 if you have questions about making wire transfers.

Other purchase information — The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-6 shares are generally only available to American Funds Portfolio Series and other registered investment companies approved by the fund’s investment adviser or distributor.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

•	Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

•	Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

•	Retirement accounts that are funded with employer contributions; and

•	Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

•	Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

•	American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company’s Capital Group Private Client Services division.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American FundsLine or americanfunds.com, or by telephoning 800/421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class F-1 shares for Class F-2 shares — If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at 800/421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction.

 Sales charges

Class A purchases

Purchases by certain 403(b) plans

Tax-exempt funds in general should not serve as retirement plan investments.

A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc. In the case where the employer adopts any other plan (including, but not limited to, an IRS model agreement), each participant’s account in the plan will be aggregated with the participant’s own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November 15, 2004, may continue with that method so long as the employer has not modified the plan document since that date.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)
current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

(2)	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;
(3)
currently registered investment advisers (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)
wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

•	redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

•	required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

•	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Loan repayments — Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, .50% on amounts of at least $4 million but less than $10 million and .25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

 Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the “Statement”), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

•
individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

•	SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

•	business accounts solely controlled by you or your immediate family (for example, you own the entire business);

•
trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

•	endowments or foundations established and controlled by you or your immediate family; or

•
CollegeAmerica® accounts invested in American Funds other than the funds, which will be aggregated at the account owner level. (Class 529-E accounts may only be aggregated with an eligible employer plan. For more information about CollegeAmerica and Class 529 shares, please see the prospectus of American Funds that offer Class 529 shares.)

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

•	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

•	for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

•
for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

•
for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

•	for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series. Shares of American Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C shares of American Funds Tax-Exempt Fund of New York or American High-Income Municipal Bond Fund if such combined American Funds and American Funds Legacy holdings cause you to be eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

•
Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

•
Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.

 Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

 Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available if your account is held with an investment dealer.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — You may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2)if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under “General information — fund numbers”), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase,

redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

 General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolios, are held by JP Morgan Chase Bank NA, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds securities of issuers outside the U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

Prior to January 1, 2012, only Class A and B shares were subject to the Shareholder Services Agreement. American Funds Service Company was compensated for certain transfer agency services provided to other share classes from the administrative services fees paid to the investment adviser and from the relevant share class, as described under “Administrative services.”

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2012 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties were:

		Transfer agent fee
TEBF	Class A	$2,016,000
	Class B	9,000
	Class C	114,000
	Class F-1	1,413,000
	Class F-2	188,000
	Class R-6	—

		Transfer agent fee
TEFCA	Class A	279,000
	Class B	2,000
	Class C	21,000
	Class F-1	66,000
	Class F-2	47,000

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the independent registered public accounting firm for TEBF. Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the independent registered public accounting firm for TEFCA. Each firm, provides audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual reports have been so included in reliance on the reports of PricewaterhouseCoopers LLP and Deloitte & Touche LLP, independent registered public accounting firms, given on the authority of said firms as experts in accounting and auditing. The selection of the funds’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year end is August 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling 800/421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. Annual financial statements for TEBF are audited by its independent registered public accounting firm, PricewaterhouseCoopers LLP and TEFCA’s annual financial statements are audited by its independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

The Tax-Exempt Bond Fund of America

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — August 31, 2012

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$13.08
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$13.59

The Tax-Exempt Bond Fund of California

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — August 31, 2012

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$17.54
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$18.22

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the reports of the fund’s independent registered public accounting firms contained in the annual reports, are included in this statement of additional information.

Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
Stock and stock/bond funds
AMCAP Fund®	002	202	302	402	602
American Balanced Fund®	011	211	311	411	611
American Funds Global Balanced FundSM	037	237	337	437	637
American Mutual Fund®	003	203	303	403	603
Capital Income Builder®	012	212	312	412	612
Capital World Growth and Income Fund®	033	233	333	433	633
EuroPacific Growth Fund®	016	216	316	416	616
Fundamental InvestorsSM	010	210	310	410	610
The Growth Fund of America®	005	205	305	405	605
The Income Fund of America®	006	206	306	406	606
International Growth and Income FundSM	034	234	334	434	634
The Investment Company of America®	004	204	304	404	604
The New Economy Fund®	014	214	314	414	614
New Perspective Fund®	007	207	307	407	607
New World Fund®	036	236	336	436	636
SMALLCAP World Fund®	035	235	335	435	635
Washington Mutual Investors FundSM	001	201	301	401	601
Bond funds
American Funds Mortgage Fund®	042	242	342	442	642
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	N/A	439	639
American Funds Tax-Exempt Fund of New York®	041	241	341	441	641
American High-Income Municipal Bond Fund®	040	240	340	440	640
American High-Income Trust®	021	221	321	421	621
The Bond Fund of America®	008	208	308	408	608
Capital World Bond Fund®	031	231	331	431	631
Intermediate Bond Fund of America®	023	223	323	423	623
Limited Term Tax-Exempt Bond Fund of America®	043	243	343	443	643
Short-Term Bond Fund of America®	048	248	348	448	648
The Tax-Exempt Bond Fund of America®	019	219	319	419	619
The Tax-Exempt Fund of California®*	020	220	320	420	620
The Tax-Exempt Fund of Maryland®*	024	224	324	424	624
The Tax-Exempt Fund of Virginia®*	025	225	325	425	625
U.S. Government Securities Fund®	022	222	322	422	622
Money market fund
American Funds Money Market Fund®	059	259	359	459	659
___________

*Qualified for sale only in certain jurisdictions.

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	255	355	455	655
American Funds Growth PortfolioSM	053	253	353	453	653
American Funds Growth and Income PortfolioSM	051	251	351	451	651
American Funds Balanced PortfolioSM	050	250	350	450	650
American Funds Income PortfolioSM	047	247	347	447	647
American Funds Tax-Advantaged Income PortfolioSM	046	246	346	446	646
American Funds Preservation PortfolioSM	045	245	345	445	645
American Funds Tax-Exempt Preservation PortfolioSM	044	244	344	444	644

 Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service and Standard & Poor’s.

Description of bond ratings

Moody’s
Municipal long-term rating definitions

Aaa
Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa
Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A
Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa
Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ba
Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B
Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Caa
Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca
Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C
Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.

•
For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

•	For issuers and performing obligations, default of some kind appears probable.

•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

•	For issuers and performing obligations, default is imminent.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

•
the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid an imminent or inevitable default.

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, or categories below ‘B’.

Description of note ratings

Moody’s
Municipal short-term debt ratings

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s
Short-term issue credit ratings

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

Description of commercial paper ratings

Moody’s
Commercial paper ratings (highest three ratings)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s
Commercial paper ratings (highest three ratings)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

[logo – American Funds®]

The Tax-Exempt Bond Fund of America®
Investment portfolio

August 31, 2012

Bonds & notes — 92.91%	Principal amount (000)	Value (000)

ALABAMA — 0.17%
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2024	$2,375	$2,757
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2029	1,250	1,416
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	3,000	3,304
Industrial Dev. Board. of the City of Selma, Gulf Opportunity Zone Bonds (International Paper Co. Project),
Series 2011-A, 5.375% 2035	4,000	4,375
Special Care Facs. Fncg. Auth. of the City of Pell City, Rev. Ref. Bonds (Noland Health Services, Inc.),
Series 2012-A, 5.00% 2039	3,200	3,426
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	1,000	1,100
		16,378

ALASKA — 0.09%
City of Anchorage, Lease Rev. Ref. Bonds, Assured Guaranty Municipal insured, 5.00% 2016	870	961
City of Anchorage, Lease Rev. Ref. Bonds, Assured Guaranty Municipal insured, 5.00% 2016 (preref. 2015)	1,165	1,295
Municipality of Anchorage, G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC-National insured, 6.00% 2012	715	718
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds, Series 1996, National insured, 6.50% 2014	5,000	5,636
		8,610

ARIZONA — 3.86%
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2015	5,365	6,000
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.25% 2025	2,500	2,915
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.125% 2027	660	688
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.20% 2032	1,000	1,035
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2027	1,500	1,792
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2025	1,000	1,111
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2035	2,170	2,315
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.125% 2040	6,215	6,626
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2023	3,725	4,261
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2024	2,910	3,324
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2025	2,610	2,963
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2026	1,630	1,833
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2031	3,500	3,863
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2020	1,795	2,100
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2021	1,000	1,171
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2022	2,185	2,570
Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 20371	8,145	7,405
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 1.17% 2042 (put 2015)2	1,000	991
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 1.02% 2042 (put 2015)2	9,000	8,947
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2014	2,000	2,122
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2020	2,000	2,298
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.119% 20372	22,200	16,788
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.25% 2022	1,500	1,714
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2009-C, 5.00% 2038 (put 2014)	1,500	1,599
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2027	5,035	5,574
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2028	4,000	4,417
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2038	10,000	10,766
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.25% 2026	3,500	3,940
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2028	2,970	3,370
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2038	3,000	3,283
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2025	2,000	2,317
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2029	9,730	11,134
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2040	20,000	22,104
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2024	1,000	1,217
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2024	4,895	5,922
City of Phoenix Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2011, 5.00% 2025	3,000	3,647
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	11,250	12,136
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	15,000	16,699
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	1,000	937
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2026	4,075	4,104
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	4,000	4,023
Salt River Project Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds, Series 2004-A, 5.00% 2016	5,975	6,335
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2024	3,000	3,530
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2028	8,500	9,960
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2038	18,860	20,906
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Ref. Bonds,
Series 2009-A, 5.00% 2033	5,000	5,682
School Facs. Board, Certs. of Part., Series 2008, 5.125% 2021	13,000	14,865
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	3,000	3,348
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2018	2,000	2,236
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	23,000	29,049
Industrial Dev. Auth. of the City of Scottsdale, Hospital Rev. Ref. Bonds (Scottsdale Healthcare),
Series 2006-C, Assured Guaranty Municipal insured, 5.00% 2035	2,990	3,308
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2021	8,250	9,862
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2025	5,000	5,784
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2026	15,000	17,248
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	2,000	2,162
Transportation Board Highway Rev. Bonds, Series 2008-A, 5.00% 2032	5,000	5,774
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.25% 2030	5,000	6,042
Board of Regents, Ref. Certs. of Part. (University of Arizona Projects), Series 2012-C, 5.00% 2023	7,300	8,721
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2005, 5.50% 2020	1,000	1,070
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	11,350	11,714
Water Infrastructure Fin. Auth., Water Quality Rev. Bonds, Series 2008-A, 5.00% 2023	4,000	4,758
		374,375

CALIFORNIA — 11.48%
Community Facs. Dist. No. 2005-01 of the City of Aliso Viejo, 2007 Special Tax Bonds
(Glenwood at Aliso Viejo), 6.00% 2038	2,000	2,046
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,000	8,168
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Ref. Bonds, Series B, 5.85% 2015	1,060	1,063
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2037	2,645	2,368
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging),
Series 2008-A, 5.65% 2038	1,000	1,070
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.),
Series 2010, 6.00% 2037	3,275	3,728
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 6.00% 2030	2,000	2,262
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2021	1,010	1,089
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	1,635	1,636
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2024	1,160	1,226
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities),
Series 2011, 6.125% 2041	1,715	1,946
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2009-B, 6.00% 2024	1,000	1,205
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2009-B, 6.125% 2029	1,000	1,198
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2012-A, 5.00% 2023	1,640	1,894
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,776
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	1,012
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	2,000	2,002
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 6.625% 2024	1,680	1,910
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	2,750	3,137
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2034	3,980	4,519
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.00% 2034	20,000	22,570
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039	10,000	11,210
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	335	335
Community Facs. Dist. No. 90-2, Capistrano Unified School Dist. (Talega), Special Tax Bonds
(Improvement Area No. 2002-1), Series 2003, 5.875% 2023	1,750	1,786
Castaic Lake Water Agcy., Rev. Ref. Certs. of Part. (1999 Ref. Project), Series 2006-A, AMBAC insured, 5.00% 2020	2,015	2,245
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2020	5,000	5,458
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	2,880	3,193
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2019	1,000	1,100
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	7,500	8,221
Coast Community College Dist., Election of 2002 G.O. Bonds, Series 2006-B,
Assured Guaranty Municipal insured, 5.00% 2024	4,990	5,630
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	325	289
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	3,140	3,086
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	17,750	21,613
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2008-A, 5.125% 2028	1,100	1,179
Educational Facs. Auth., Rev. Bonds (Loyola Marymount University), Series 2010-A, 5.125% 2040	1,750	1,918
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2010-B, 0.97% 20152	2,555	2,558
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2011, 5.00% 2020	250	298
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2011, 5.00% 2021	750	899
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 4.50% 2035	1,000	1,005
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2020	1,115	1,204
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	2,720	2,833
Educational Facs. Auth., Rev. Ref. Bonds (Mills College), Series 2005-B, 5.00% 2020	875	951
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,058
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2030	2,000	2,089
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.25% 2024	400	459
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029	1,650	1,871
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,840	3,354
Educational Facs. Auth., Rev. Bonds (Stanford University), Series U-1, 5.25% 2040	5,000	7,059
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	3,450	4,233
Educational Facs. Auth., Rev. Bonds (University of the Pacific), 5.50% 2039	965	1,076
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2021	850	918
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2026	895	1,034
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2030	750	849
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2042	800	880
Educational Facs. Auth., Rev. Bonds (University of the Pacific), 5.50% 2039 (preref. 2019)	85	108
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,070	3,526
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	5,405	6,059
Educational Facs. Auth., Rev. Ref. Bonds (Pepperdine University), Series 2012, 5.00% 2033	2,500	2,940
Educational Facs. Auth., Rev. Ref. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	965	1,016
Educational Facs. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011, 5.00% 2022	600	723
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2035	1,200	1,325
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2030	2,330	2,681
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	740	742
Various Purpose G.O. Bonds, 5.00% 2041	14,000	15,387
Various Purpose G.O. Bonds, 5.25% 2028	10,185	11,924
Various Purpose G.O. Bonds, 5.25% 2028	3,000	3,516
Various Purpose G.O. Bonds, 6.00% 2038	8,000	9,437
Various Purpose G.O. Bonds, 6.00% 2039	10,000	11,932
Various Purpose G.O. Bonds, 6.50% 2033	7,000	8,736
Various Purpose G.O. Ref. Bonds, 5.00% 2031	10,000	11,344
Various Purpose G.O. Ref. Bonds, 5.00% 2032	4,000	4,527
Various Purpose G.O. Ref. Bonds, 5.00% 2038	10,000	11,038
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	4,000	4,159
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	6,340	6,615
Health Facs. Fncg. Auth. Rev. Bonds (Scripps Health), Series 2012-A, 4.50% 2035	2,500	2,660
Health Facs. Fncg. Auth. Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2029	1,215	1,404
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	1,345	1,462
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	4,350	4,790
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	4,230	4,706
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2007-F, Assured Guaranty Municipal insured, 0.43% 20402	12,775	12,775
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	1,975	2,190
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	5,860	6,505
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2009, 5.00% 2039	9,000	9,789
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	2,500	2,743
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 5.10% 2019	810	904
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032	3,800	4,285
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,480	5,784
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,375
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	10,000	10,927
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	5,000	5,740
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	9,000	10,803
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series C, 6.50% 2038	980	1,167
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series C, 6.50% 2038 (preref. 2018)	20	26
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	4,000	4,589
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2037	1,000	1,003
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-1, 0.67% 2038 (put 2014)2	5,000	5,000
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Four, 5.00% 2029	1,405	1,428
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.50% 2029	2,810	2,867
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2028	675	696
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 5.00% 2023	1,235	1,428
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-A, ACA insured, 5.60% 2033	750	753
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	1,250	1,272
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,032
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	1,500	1,518
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	1,785	1,921
Lincoln Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	5,000	4,844
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, 5.00% 2025	3,000	3,558
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2027	1,000	1,163
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2028	1,000	1,158
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2026	6,555	7,603
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A, Subseries A-2, 5.25% 2032	5,000	5,875
City of Los Angeles, Dept. of Water and Power, Water System Rev. Ref. Bonds, Series 2011-A, 5.00% 2041	2,825	3,213
City of Los Angeles, Dept. of Water and Power, Water System Rev. Ref. Bonds, Series 2012-A, 5.00% 2043	3,500	4,055
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2009-A, 5.00% 2020	7,500	9,050
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2002-A, FGIC-National insured, 6.00% 2022	5,000	6,771
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2010-A, 5.00% 2032	3,000	3,453
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2020	2,675	2,905
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2022	1,500	1,604
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2023	1,500	1,597
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2009-A, 5.25% 2029	7,000	8,146
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2010-A, 5.00% 2029	4,655	5,439
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2010-A, 5.00% 2035	6,500	7,357
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.00% 2029	1,000	1,112
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.375% 2039	3,000	3,237
Los Angeles Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2010-C, 5.25% 2039	2,000	2,328
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	7,000	7,853
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2024	2,580	3,035
Los Rios Community College Dist. (Sacramento County), 2012 G.O. Ref. Bonds, 5.00% 2028	3,000	3,592
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,000	2,570
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	1,125	1,146
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,260	3,241
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.00% 2016	995	1,036
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	605	622
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds, Series 2005, 5.10% 2028	2,410	2,464
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	3,910	4,046
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	5,400	5,773
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2024	3,785	4,053
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	2,770	2,860
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,000	1,034
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	1,014
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 20411	3,400	4,044
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	2,130	2,382
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	547
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	1,200	1,302
City of Newport Beach, Rev. Ref. Bonds (Hoag Memorial Hospital Presbyterian), Series 2009-E, 5.00% 2038 (put 2013)	2,000	2,039
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds,
Issue of 2006, AMBAC insured, 4.875% 2033	3,000	2,902
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	5,000	5,818
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	1,400	1,623
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	5,000	5,779
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	2,500	2,512
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.00% 2025	2,000	2,019
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.15% 2029	4,000	4,033
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	1,000	1,006
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2037	35,000	39,117
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	2,925	3,366
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	2,000	1,641
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2011, 6.00% 2033	1,000	1,035
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 4.90% 2018	1,790	1,857
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.125% 2026	1,770	1,805
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,290	1,334
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.25% 2036	3,495	3,511
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.375% 2030	2,340	2,423
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, J. Paul Leonard & Sutro Library),
Series 2009-J, 6.00% 2034	3,000	3,565
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 5.50% 2023	10,000	11,892
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	3,000	3,664
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	10,000	12,325
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	2,000	2,190
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	17,000	18,461
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.00% 2019	4,240	4,699
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	2,000	2,003
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.15% 2025	1,250	1,283
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2030	1,590	1,590
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.), Series 2006-E, AMBAC insured, 5.25% 2025	7,500	8,845
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41
2007 Water System Project), Series 2007-B, FGIC-National insured, 0.863% 20342	5,000	3,731
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds,
Series 2006, National insured, 5.125% 2029	15,500	16,536
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2012-Y, 5.00% 2032	1,675	1,953
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2022	4,000	4,288
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	7,000	7,466
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,600	23,808
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	4,500	5,183
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	1,000	1,161
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Series 2009-B, 5.00% 2026	4,015	4,710
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2009-A, 5.00% 2021	1,000	1,187
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	3,000	3,602
San Diego County Community College Dist., 2012 G.O. Ref. Bonds, 5.00% 2029	3,000	3,639
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2023	3,900	4,620
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2029	2,000	2,259
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2030	2,500	2,810
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	1,355	1,499
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2040	1,000	1,092
San Diego County Regional Transportation Commission, Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2048	5,000	5,712
San Diego Unified School Dist., G.O. Bonds (Election of 2008), Series 2012-E, 0% 2036	2,500	769
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds,
Series 2009-E, 5.25% 2032	16,500	18,948
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds,
Series 2009-A, 4.90% 2029	15,010	17,183
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects), Series 2009-A, 5.00% 2023	6,000	6,936
City and County of San Francisco, Ref. Certs. of Part., Series 2010-A, 5.00% 2026	6,020	6,982
City and County of San Francisco, Ref. Certs. of Part., Series 2010-A, 5.00% 2027	6,325	7,313
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2024	7,500	8,914
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2029	5,665	6,591
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2019	4,000	4,375
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2020	4,000	4,409
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	3,000	3,377
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.00% 2018	400	428
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.00% 2024	800	812
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.125% 2025	840	856
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.50% 2035	1,500	1,521
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	5,000	5,085
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2023	2,000	2,381
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2024	1,000	1,184
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.00% 2022	3,350	3,897
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,532
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds
(Earthquake Recovery Redev. Project), 5.875% 2042	3,750	4,426
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.875% 20161	1,165	1,217
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 20201	2,600	2,663
Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2025	2,000	2,422
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2023	4,080	4,210
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2029	2,000	2,054
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2026	14,785	17,388
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2027	13,000	15,122
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2030	7,165	8,231
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project),
Series 2009-A, 5.00% 2023	3,000	3,502
Trustees of the State University, Systemwide Rev. Ref. Bonds, Series 2011-A, 5.00% 2037	4,000	4,559
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	1,810	1,817
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 20371	7,650	7,874
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,500	1,528
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 5.375% 2020	2,000	2,219
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	2,625	2,887
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	4,200	4,568
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.25% 2030	4,850	5,524
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 6.00% 2040	5,500	5,925
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.125% 2031	1,310	1,400
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2018	2,695	2,942
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2027	4,180	4,328
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2019	2,515	2,271
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.90% 2034	1,725	1,759
Thousand Oaks Community Facs. Dist., Ref. Bonds (Marketplace Mall), 5.375% 2031	1,000	1,003
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 4.75% 2025	2,000	2,001
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	22,380	17,686
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	3,000	3,213
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2022	1,000	1,160
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.25% 2023	3,000	3,499
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	2,870	3,357
Turlock Irrigation Dist., Rev. Ref. Bonds, 5.50% 2041	13,990	16,002
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 4.50% 2023	1,160	1,224
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2028	705	757
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2032	1,000	1,054
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2012-G, 5.00% 2031	5,000	5,941
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2012-G, 5.00% 2037	3,000	3,470
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	6,000	6,531
Washington Township Health Care Dist., Rev. Bonds, Series 2009-A, 5.75% 2024	1,020	1,188
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 1999, 5.00% 2014	1,300	1,304
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2022	1,435	1,568
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2008-H, 5.00% 2021	2,000	2,396
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2008-K, 5.00% 2018	1,500	1,829
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2019	7,000	8,635
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021	1,170	1,448
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2022	11,800	14,473
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AF, 5.00% 2029	3,590	4,201
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AM, 5.00% 2024	5,745	7,095
		1,114,032

COLORADO — 2.53%
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.00% 2016 (escrowed to maturity)	1,000	1,173
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.25% 2021	2,650	2,668
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	3,610	3,400
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 3.50% 20372	1,000	776
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2005-A, XLCA insured, 5.00% 2020	2,215	2,462
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2005-A, XLCA insured, 5.00% 2023	7,400	8,225
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2031	3,000	3,381
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2026	5,000	5,826
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2028	5,000	5,775
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2036	7,000	7,876
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2010-A, 5.00% 2022	2,000	2,357
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2005-A, XLCA insured, 5.00% 2020 (preref. 2015)	1,285	1,471
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2016 (preref. 2013)	6,925	7,326
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.00% 2035	1,500	1,538
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.25% 2019	4,155	4,431
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.412% 20332	9,545	7,322
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.375% 2028	2,000	2,176
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.50% 2038	3,000	3,214
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2002, 5.90% 2027 (preref. 2012)	6,320	6,350
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-A, 6.125% 2038 (preref. 2014)	1,000	1,100
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2004-A, 5.25% 2034	1,300	1,330
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2016	820	870
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2035	1,500	1,556
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.25% 2023	1,725	1,845
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2017	1,000	1,121
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2018	2,250	2,505
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2020	1,100	1,225
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2022	3,260	3,613
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2025	4,215	4,637
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2031	3,970	4,284
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2012, 5.00% 2033	5,490	5,978
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2012, 5.00% 2042	19,500	20,648
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.00% 2015 (escrowed to maturity)	135	155
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.125% 2017 (preref. 2016)	175	209
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2017	2,065	2,221
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2018	2,000	2,135
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2019	2,310	2,441
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-D-1, 6.25% 2033	1,000	1,185
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	9,000	9,187
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	15,400	15,885
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.25% 2025	3,500	3,638
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	5,000	5,218
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042	2,500	2,673
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047	1,000	1,075
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 5.00% 2021	1,000	1,076
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 5.75% 2031	1,235	1,374
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 6.00% 2040	1,000	1,116
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.00% 2030	350	393
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.25% 2040	975	1,093
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2003, 7.375% 2013	1,250	1,276
Maher Ranch Metropolitan Dist. No. 4 (Town of Castle Rock), G.O. Limited Tax Ref. Bonds,
Series 2007, RADIAN insured, 5.00% 2022	2,560	2,514
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds,
Series 2007, ACA insured, 5.00% 2021	1,000	992
Park Meadows Business Improvement Dist. in the City of Lone Tree, Shared Sales Tax Rev. Bonds,
Series 2007, 5.00% 2017	1,470	1,598
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County), Limited Property Tax Supported Primary
Improvements Rev. Bonds, Series 2006-A, 5.25% 2021	1,205	1,219
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	4,000	4,797
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 2038	4,500	5,558
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.375% 2031	3,000	3,430
Regional Transportation Dist., Tax-Exempt Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2034	1,600	1,864
Regional Transportation Dist., Tax-Exempt Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2041	23,765	27,511
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2017	1,115	1,139
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	1,250	1,211
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax),
Series 2007, 5.20% 2036	1,500	1,516
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.375% 2032	1,500	1,828
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2012-A-1, 5.00% 2025	5,000	6,155
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2026	1,500	1,431
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2036	2,000	1,776
		245,348

CONNECTICUT — 0.12%
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	1,000	1,103
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-B, 6.125% 2014	335	335
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.125% 2023	3,000	2,957
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	1,000	913
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.00% 2016	830	831
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2021	4,500	4,504
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2031	1,500	1,501
		12,144

DELAWARE — 0.11%
Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	775	822
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2026	1,715	2,040
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2027	1,395	1,656
Transportation Auth., Transportation System Rev. Bonds, Series 2008-B, 5.00% 2025	5,000	5,904
		10,422

DISTRICT OF COLUMBIA — 1.24%
Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.00% 2017	2,370	2,607
Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.25% 2016	1,000	1,116
Dist. of Columbia, Rev. Bonds (Brookings Institution Issue), Series 2009, 5.75% 2039	8,000	9,123
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue), Series 2007, National insured, 5.00% 2029	4,000	4,295
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	350	355
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2018	2,000	2,227
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2019	2,000	2,211
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2020	2,780	3,055
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2023	1,575	1,731
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2024	7,000	7,692
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds,
Series 2009-A, 5.00% 2039	7,000	7,697
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	24,000	26,979
Dist. of Columbia, Income Tax Secured Rev. Bonds, Series 2011-A, 5.00% 2036	7,000	8,126
Dist. of Columbia, Income Tax Secured Rev. Bonds, Series 2011-G, 5.00% 2036	5,000	5,826
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	2,000	2,467
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.25% 2034	10,000	12,217
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2010-A, 5.00% 2039	1,800	2,016
Dist. of Columbia, Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	5,700	6,156
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-A, 5.00% 2037	3,000	3,458
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-B, 0.75% 2040 (put 2016)2	7,500	7,500
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	2,000	2,336
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2009-A, 6.00% 2035	1,000	1,217
		120,407

FLORIDA — 8.84%
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project),
Series 2008-D-2, 6.75% 2030	9,000	10,499
Alachua County, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project),
Series 2007-A, 5.75% 2026	2,000	2,013
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,695
City of Cape Coral, Water and Sewer Rev. Ref. Bonds, Series 2011, Assured Guaranty Municipal insured, 5.00% 2041	5,000	5,610
City of Cape Coral, Water and Sewer Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2031	1,500	1,687
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2017	1,300	1,496
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2019	2,900	3,304
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2021	3,210	3,648
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2023	3,545	4,005
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2024	3,725	4,208
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2025	3,920	4,428
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2026	3,120	3,525
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,287
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	12,000	13,783
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-3,
Assured Guaranty Municipal insured, 1.82% 20142	2,500	2,522
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	23,000	27,129
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	4,000	4,392
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	5,500	6,309
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds,
Series 2007-A, National insured, 5.00% 2017	2,000	2,262
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2019	5,000	5,743
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2020	5,000	5,784
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2021	9,500	11,040
School Board of Collier County, Certs. of Part. (Master Lease Program), Series 2007,
Assured Guaranty Municipal insured, 5.00% 2024	4,080	4,518
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,920	4,633
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2020	5,780	6,696
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.75% 2029	14,755	16,590
Escambia County Health Facs. Auth., Rev. Ref. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,000	1,010
Escambia County Health Facs. Auth., Rev. Ref. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013	2,000	2,117
Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	8,145	8,055
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 20143	10,125	—
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Ref. Bonds, Series 2011, 0% 2039	39,660	5,999
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2010-A, 5.00% 2024	1,000	1,162
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2022	2,350	2,719
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2023	2,465	2,830
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2024	2,110	2,409
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2025	2,715	3,084
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2026	2,855	3,225
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2027	1,995	2,243
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2039	4,000	4,315
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2011-C, 5.00% 2032	1,500	1,699
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,105	2,958
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	3,040	2,840
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. and Ref. Bonds (Nova Southeastern University Project),
Series 2012-A, 5.00% 2027	2,000	2,190
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. and Ref. Bonds (Nova Southeastern University Project),
Series 2012-A, 5.00% 2032	1,000	1,081
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2012 (escrowed to maturity)	2,000	2,020
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.25% 2023 (preref. 2012)	8,000	8,084
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014 (escrowed to maturity)	125	138
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2015 (escrowed to maturity)	165	189
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2017 (preref. 2015)	150	172
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2020 (preref. 2015)	140	160
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2016 (escrowed to maturity)	50	59
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2017 (preref. 2016)	85	101
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2019 (preref. 2016)	75	89
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2022 (preref. 2016)	70	83
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023 (preref. 2016)	145	172
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014	875	957
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2015	1,160	1,313
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2016	1,360	1,580
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2019	2,165	2,437
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2022	1,930	2,125
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023	1,780	1,951
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2022	3,945	4,315
City of Tampa, Capital Improvement Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 1999-A, 5.75% 2029	1,000	1,001
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	1,000	1,004
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	2,000	2,401
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	1,050	1,141
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-A, 5.00% 2028	885	951
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	990	1,081
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	1,200	1,318
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	17,000	18,370
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	10,000	11,132
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	25,500	29,063
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2023	5,000	5,949
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,834
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	5,000	5,773
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 20271	3,435	3,798
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2023	2,130	2,337
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2024	1,205	1,316
JEA, Electric System Rev. Ref. Bonds, Series 2012-A, 4.00% 2033	3,000	3,104
JEA, Electric System Rev. Ref. Bonds, Series Three 2012-A, 4.50% 2033	3,000	3,339
JEA, St. Johns River Power Park System Rev. Bonds, Issue Three, Series 2, 5.00% 2037	11,300	12,614
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	650	642
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 20113	345	257
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2003-A, 6.50% 2032	1,480	1,462
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 20103,4	2,950	1,862
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 20383	2,985	1,021
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 20113	4,750	1,624
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.89% 20172	11,200	11,198
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2020	2,030	2,247
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2024	2,000	2,170
City of Lakeland, Retirement Community First Mortgage Rev. Ref. Bonds (Carpenter’s Home Estates, Inc. Project),
Series 2008, 5.875% 2019	1,355	1,483
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project),
Series 2006, 5.40% 2037	2,855	2,502
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	900	720
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project),
Series 1997-A, 6.25% 2017	4,695	4,388
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 2006, 5.00% 2032	9,050	9,056
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 2006, 5.125% 2036	2,750	2,753
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2014	4,040	4,257
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2015	2,000	2,144
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	1,000	1,083
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2017	4,680	5,051
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	8,150	8,457
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	11,000	11,077
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2020	5,010	5,892
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2023	5,000	5,734
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2024	3,000	3,420
Marion County Hospital Dist., Health System Rev. Ref. and Improvement Bonds (Munroe Regional Health System),
Series 2007, 5.00% 2022	1,460	1,573
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	3,465	3,468
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	3,125	2,888
Martin County Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042	2,000	2,183
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds, Series 2004, 4.60% 2018	3,205	3,230
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2035	1,430	1,450
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 20363	2,085	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2005, 5.25% 20153	950	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-A, 6.25% 20383	3,005	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-B, 6.15% 20143	1,385	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-1, 0%/6.00% 20365	1,210	976
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-2, 0%/6.25% 20385	2,305	1,789
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-B, 0%/6.81% 20205	3,085	2,681
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-B-2, 5.25% 20153	1,285	499
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 4.00% 2018	2,000	2,164
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2020	1,000	1,132
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2024	5,000	6,113
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	11,750	12,817
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2029	3,555	4,025
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2035	1,000	1,144
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2041	4,000	4,553
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.50% 2041	2,800	3,216
Miami-Dade County, Aviation Rev. Bonds, Series 2010-B, 5.00% 2041	5,000	5,496
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.50% 2036	8,000	9,182
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.75% 2023	5,480	6,581
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-B, 5.75% 2021	2,390	2,914
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B-1, 5.75% 2033	5,000	5,787
Miami-Dade County, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2042	12,200	13,760
Miami-Dade County, Water and Sewer System Rev. Bonds, Series 2010, 5.00% 2028	8,000	9,268
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds,
Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022	5,000	6,351
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.375% 2024	7,500	8,753
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2021	4,900	5,686
School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC-National insured, 5.00% 2020	5,155	5,809
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	140
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev. Bonds
(Parking Garage Project), Series 2004-A, 6.25% 2037	5,000	5,113
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2027	1,000	1,126
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2028	5,000	5,613
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2031	6,500	7,235
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.25% 2020	2,740	3,270
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2023	3,000	3,531
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2026	1,500	1,741
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	3,255	3,859
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2009-A, 5.00% 2020	2,000	2,388
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2011-B, 5.00% 2025	5,015	5,927
Municipal Power Agcy., Rev. Ref. Bonds (St. Lucie Project), Series 2012-A, 5.00% 2026	2,345	2,760
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	805	784
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds
(Mayflower Retirement Center, Inc. Project), 5.125% 2042	750	774
Orange County Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2009, 5.00% 2014	1,000	1,075
Orange County Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2012-A, 5.00% 2042	2,750	2,955
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2005-B, 5.00% 2025	5,030	5,653
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	1,500	1,751
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2012-A, 5.00% 2024	1,000	1,278
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001, 5.25% 2014 (escrowed to maturity)	2,000	2,206
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2029	5,505	6,353
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2035	5,000	5,588
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2040	8,000	8,853
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-C, 5.00% 2040	7,500	8,300
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033	3,500	3,822
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	14,295	15,275
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2008-B, 5.50% 2028	5,000	5,758
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2009, 5.25% 2021	4,000	4,836
Solid Waste Auth. of Palm Beach County, Improvement Rev. Ref. Bonds, Series 2011, 5.00% 2031	5,000	5,809
Parklands Lee Community Dev. Dist., Special Assessment Ref. Bonds, Series 2011-A, 5.80% 2035	580	586
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 20103	1,210	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 20113	575	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	310	321
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	4,325	1,263
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Bonds, Series 2008, 6.75% 2039	3,400	3,404
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	1,170	1,179
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund — Intermodal Program),
Series 2011-A, 5.00% 2029	1,240	1,438
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project),
Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	6,000	6,808
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds,
Series 2003-B, 6.375% 2013	1,775	1,279
St. Johns County Industrial Dev. Auth., First Mortgage Rev. Bonds (Presbyterian Retirement Communities Project),
Series 2004-A, 5.625% 2034	1,000	1,036
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 5.875% 2040	5,625	6,184
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 6.00% 2045	3,500	3,897
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	2,370	2,479
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	4,130	4,220
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Ref. Bonds,
Series 2006, RADIAN insured, 4.50% 2026	1,000	957
Sarasota County, G.O. Bonds, 5.00% 2020	2,410	2,698
Sarasota County, G.O. Bonds, 5.00% 2021	2,555	2,834
Sarasota County, G.O. Bonds, 5.00% 2020 (preref. 2018)	285	353
Sarasota County, G.O. Bonds, 5.00% 2021 (preref. 2018)	300	372
Seminole Tribe of Florida, Series A, 5.25% 20271	8,500	8,859
Seminole Tribe of Florida, Series A, 5.50% 20241	8,000	8,496
Seminole Tribe of Florida, Series A, 5.75% 20221	2,125	2,303
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2008, 5.00% 2028	13,000	14,193
South Lake County Hospital Dist., Rev. Ref. Bonds (South Lake Hospital, Inc.), Series 2010, 5.25% 2034	1,000	1,078
City of South Miami Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group),
Series 2007, 5.00% 2013	2,295	2,394
City of South Miami Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group),
Series 2007, 5.00% 2022	5,000	5,708
State Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2022	10,425	12,000
State Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2023	3,045	3,501
State Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2022	5,000	5,836
State Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2023	4,000	4,638
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2026	2,000	2,314
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2027	2,000	2,295
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2028	5,000	5,715
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2023	1,000	1,155
City of Tampa, Water and Sewer Systems Improvement and Ref. Rev. Bonds, 5.00% 2029	3,000	3,583
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2024	1,545	1,900
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,345	1,312
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2008-A, 5.00% 2035	10,000	11,435
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	2,095	2,550
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	705	705
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.25% 2034	5,705	5,658
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	1,000	1,136
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.10% 2029	5,055	5,868
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,220	1,047
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-B, 6.55% 2015	4,565	4,122
		858,083

GEORGIA — 3.80%
Dev. Auth. of Appling County, Pollution Control Rev. Ref. Bonds (Oglethorpe Power Corp. Hatch Project),
Series 2011-A, 2.50% 2038 (put 2013)	3,000	3,029
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-E, 7.00% 2023	19,670	23,536
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-C, 5.70% 2043	20,000	21,774
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-G, 0.90% 2039 (put 2013)	1,500	1,500
Atlanta Dev. Auth., Student Housing Facs. Rev. Bonds (Piedmont/Ellis, LLC Project Located on the
Campus of Georgia State University), Series 2005-A, XLCA insured, 5.00% 2022	5,000	5,494
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University),
Series 2004-A, ACA insured, 6.25% 2024	1,500	1,080
City of Atlanta, Airport General Rev. Bonds, Series 2012-B, 5.00% 2037	2,000	2,255
City of Atlanta, Airport General Rev. Bonds, Series 2012-B, 5.00% 2042	4,000	4,493
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2010-C, 5.00% 2025	10,000	11,734
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2022	7,000	8,339
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2023	7,000	8,245
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2024	12,000	13,994
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	5,000	6,169
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, Assured Guaranty Municipal insured, 5.00% 2012	6,000	6,048
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	24,771
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project),
Ninth Series 1994, 1.20% 2032 (put 2014)	3,000	3,025
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.00% 2030	4,950	5,675
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.125% 2040	7,800	9,015
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2030	2,500	2,972
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2031	1,500	1,778
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2036	2,500	2,879
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2041	2,500	2,864
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project),
Series 2009, 6.00% 2029	5,000	5,858
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project),
Series 2009, 6.125% 2040	5,000	5,823
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	5,615	5,299
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	3,455	3,494
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	5,800	5,601
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2021	5,000	6,252
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2024	2,500	3,137
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2025	2,500	3,163
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates
(Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	12,345	13,411
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project), Series 2008, 6.00% 2034	9,500	10,812
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.375% 2029	2,500	2,822
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.50% 2039	2,135	2,392
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation III, LLC Project), Series 2010-A, 5.00% 2040	2,000	2,181
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation III, LLC Project),
Series 2010-A, Assured Guaranty insured, 5.00% 2022	1,940	2,303
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	8,000	8,189
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2014	1,285	1,365
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2017	2,500	2,827
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2018	740	845
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2022	3,000	3,419
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	4,500	4,888
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	9,000	9,740
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2021	5,000	5,365
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 4.625% 2015	2,500	2,564
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 4.75% 2017	1,945	2,006
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	2,625	2,659
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	3,025	3,002
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University
Foundation Property III, LLC Student Housing System Project), Series 2004, 5.00% 2014 (escrowed to maturity)	2,000	2,189
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University
Foundation Property III, LLC Student Housing System Project), Series 2004, 5.00% 2015 (preref. 2014)	1,000	1,104
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University
Foundation Property III, LLC Student Housing System Project), Series 2004, 5.625% 2030 (preref. 2014)	3,000	3,349
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds (Georgia College &
State University Foundation Property V, LLC Project), Series 2007, AMBAC insured, 0.959% 20332	10,000	7,312
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	6,500	7,881
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.50% 2026	6,000	6,878
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	23,000	28,144
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 6.00% 2023	11,100	13,233
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2016	7,000	8,033
		368,209

GUAM — 0.07%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	1,012
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,100	1,251
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2037	500	553
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,161
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	2,500	2,646
		6,623

HAWAII — 0.06%
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.625% 2030	1,000	1,110
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 5.25% 2034	1,575	1,811
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 6.00% 2038	2,645	3,151
		6,072

IDAHO — 0.07%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2027	2,260	2,580
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.25% 2025	3,260	3,815
		6,395

ILLINOIS — 9.08%
Village of Bartlett, Cook, DuPage and Kane Counties, Tax Increment Rev. Ref. Bonds (Bartlett Quarry Redev. Project),
Series 2007, 5.35% 2017	2,360	2,426
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds
(Forest City Project), Series 2005, 5.90% 2027	2,000	1,839
Build Bonds (Sales Tax Rev. Bonds), Series 2009-A, 5.00% 2027	6,450	7,366
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2024	8,320	9,677
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.25% 2034	7,500	8,537
Build Bonds (Sales Tax Rev. Bonds), Series April 2002, FGIC-National insured, 6.00% 2023	1,000	1,333
Build Bonds (Sales Tax Rev. Bonds), Series October 2011, 5.00% 2029	4,000	4,634
Build Bonds (Sales Tax Rev. Ref. Bonds), Second Series May 2002, FGIC-National insured, 5.75% 2019	6,250	7,865
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2020	5,000	6,168
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds (Illinois FIRST), Series 2001, 5.375% 2016	1,500	1,506
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 5.00% 2030	1,930	1,958
Central Lake County Joint Action Water Agcy., Water Rev. Ref. Bonds, Series 2003, AMBAC insured, 5.25% 2015	5,095	5,248
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Revenues),
Series 2008-C, 5.00% 2028	9,915	11,100
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015	3,245	3,125
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2022	2,250	2,714
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.25% 2036	5,000	5,731
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.25% 2040	13,000	14,855
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2019	5,375	5,798
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2020	5,640	6,083
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2010-B, 5.00% 2034 (put 2015)	3,100	3,347
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC-National insured, 5.25% 2020	2,000	2,419
City of Chicago, G.O. Bonds, Ref. Series 2009-A, 5.00% 2026	5,000	5,655
City of Chicago, G.O. Bonds, Ref. Series 2009-A, Assured Guaranty Municipal insured, 5.00% 2026	5,000	5,655
City of Chicago, G.O. Bonds, Series 2011-A, 5.00% 2040	5,000	5,517
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,110
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds,
Series 2005-A, FGIC-National insured, 5.00% 2033	5,000	5,355
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2035	8,515	9,234
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2040	5,000	5,346
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	13,000	15,329
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-C, 5.50% 2031	3,000	3,543
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, FGIC-National insured, 5.25% 2015	1,500	1,659
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, National insured, 5.25% 2016	5,000	5,687
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, National insured, 5.25% 2017	4,000	4,696
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2023	4,000	4,472
City of Chicago, O’Hare International Airport, Special Fac. Rev. Ref. Bonds (American Airlines, Inc. Project),
Series 2007, 5.50% 20303	8,000	5,092
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2029	5,000	5,698
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2011-A, 5.00% 2041	5,000	5,612
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997, AMBAC insured, 6.75% 2012 (escrowed to maturity)	1,000	1,016
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds,
Unlimited Tax Series A of March 2007, 5.00% 2020	6,000	7,501
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2023	2,000	2,390
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2025	1,000	1,193
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2026	4,175	4,970
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2027	1,000	1,193
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2019	10,455	11,789
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2020	12,565	14,088
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2022	13,885	15,334
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	6,500	7,430
County of Cook, G.O. Ref. Bonds, Series 2009-C, 5.00% 2021	5,000	5,827
County of Cook, G.O. Ref. Bonds, Series 2010-A, 5.25% 2022	6,750	8,084
County of Cook, Sales Tax Rev. Bonds, Series 2012, 5.00% 2037	3,500	4,030
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 1994-D, FGIC-National insured, 7.75% 2019	4,500	5,588
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2003-B, National insured, 5.75% 2033	9,630	12,596
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2021	8,540	10,611
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2022	6,500	8,125
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 1997, FGIC-National insured, 6.00% 2020	3,820	4,784
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	2,000	2,556
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	2,150	2,818
Dev. Fin. Auth., Revolving Fund Rev. Bonds (Master Trust), Series 2002, 5.50% 2016	7,165	7,195
Dev. Fin. Auth., Revolving Fund Rev. Bonds (Master Trust), Series 2002, 5.50% 2017	2,885	2,897
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,000	1,068
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.60% 2036 (put 2015)	6,000	6,605
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.75% 2036 (put 2016)	2,000	2,262
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026 (preref. 2013)	1,000	1,039
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2022 (preref. 2017)	345	414
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2023 (preref. 2017)	650	780
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,975	2,077
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,475	1,518
Fin. Auth., Recovery Zone Fac. Rev. Bonds (Navistar International Corp. Project), Series 2010, 6.50% 2040	6,925	7,207
Fin. Auth., Rev. Bonds (Admiral at the Lake Project), Series 2010-D-3, 6.00% 2017	1,500	1,501
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 6.50% 2038	3,000	3,532
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2010-B, 5.375% 2044	1,000	1,102
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	2,705	3,160
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 4.75% 2028	500	528
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 5.00% 2024	2,650	2,906
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040	16,000	18,773
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	2,035	2,324
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2017	1,860	2,180
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,205
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	9,500	10,222
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, 5.00% 2026	15,550	16,883
Fin. Auth., Rev. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2025	3,000	3,574
Fin. Auth., Rev. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2042	7,500	8,432
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2022	3,095	3,459
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2023	5,850	6,498
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2008-A, 5.25% 2028	3,000	3,307
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2014	1,740	1,841
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.625% 2018	2,320	2,452
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	1,250	1,284
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2020	1,340	1,543
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2021	2,455	2,817
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2028	4,630	5,573
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.75% 2033	1,250	1,526
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 6.25% 2038	12,000	14,783
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	4,250	4,689
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.25% 2040	5,350	5,995
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series A, 5.375% 2023	1,460	1,491
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series A, 5.375% 2023 (preref. 2013)	40	41
Fin. Auth., Rev. Ref. Bonds (Ascension Health Alliance Credit Group), Series 2012-A, 5.00% 2042	4,000	4,430
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-6, 6.00% 20283	700	14
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-7, 6.125% 20413	8,750	175
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-B, 0% 2050	4,050	81
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2004-B, 6.50% 2034	2,450	2,593
Health Facs. Auth., Rev. Bonds (Franciscan Communities, Inc. — Marian Village Project), Series 2003-E-1, 6.375% 2037	1,090	1,090
Health Facs. Auth., Rev. Bonds (Franciscan Communities, Inc. — Marian Village Project), Series 2003-E-2, 6.375% 2037	935	935
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2018	1,070	1,135
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	7,800	7,951
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.25% 2037	8,725	8,853
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	14,000	16,451
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.25% 2022	2,500	2,722
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033	2,000	2,204
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	4,500	4,925
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	15,540	17,899
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2021	2,300	2,486
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2022	4,520	4,863
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2023	4,755	5,082
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	8,000	10,443
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028	14,000	15,996
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	5,360	5,420
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2018	1,910	2,088
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2019	2,005	2,159
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2020	2,105	2,260
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	3,000	3,243
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	10,500	11,940
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026	4,000	4,508
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. — Illinois State University Project),
Series 2011, 6.75% 2031	1,000	1,148
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. — Illinois State University Project),
Series 2011, 7.00% 2043	10,000	11,616
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. — Northern Illinois University Project),
Series 2011, 6.875% 2043	27,500	32,550
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	7,925	8,189
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2015	2,095	2,215
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	10,000	10,384
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	4,000	4,352
G.O. Bonds, Illinois FIRST, Series of May 2001, Assured Guaranty Municipal insured, 5.50% 2016	2,000	2,294
G.O. Bonds, Series of March 2012, 5.00% 2023	2,000	2,266
G.O. Bonds, Series of March 2012, 5.00% 2035	1,000	1,085
G.O. Ref. Bonds, Series of May 2012, 5.00% 2024	3,000	3,383
G.O. Ref. Bonds, Series of May 2012, 5.00% 2025	1,000	1,120
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2001, 5.875% 2031	3,500	3,513
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2028	1,000	1,014
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	5,217
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022 (preref. 2012)	5,000	5,055
Health Facs. Auth., Rev. Ref. Bonds (Centegra Health System), Series 1998, 5.20% 2012	2,200	2,200
Health Facs. Auth., Rev. Ref. Bonds (Centegra Health System), Series 1998, 5.25% 2013	2,430	2,437
Health Facs. Auth., Rev. Ref. Bonds (Centegra Health System), Series 1998, 5.25% 2018	5,050	5,060
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.55% 2021	755	785
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.65% 2026	2,270	2,351
Community Unit School Dist. No. 308, Kendall, Kane and Will Counties, G.O. School Bonds,
Series 2002-B, FGIC insured, 5.25% 2015 (preref. 2012)	2,775	2,787
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.55% 2016	665	658
Village of Manhattan (Will County), Special Service Area Number 2007-5, Special Tax Bonds
(Lakeside Towns at Liberty Center Project), Series 2007, 6.125% 20403	2,300	748
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 5.75% 20223	1,900	323
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-A, 5.00% 2042	5,000	5,582
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds,
Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2043	15,000	3,168
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds
(Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	877	845
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2013	1,470	1,519
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2015	1,000	1,075
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2017	1,000	1,097
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	3,500	4,063
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	7,500	8,796
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023	4,000	4,674
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2036	5,500	5,743
State Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2006-A-1,
Assured Guaranty Municipal insured, 5.00% 2024	5,000	5,622
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	21,710	24,111
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,570
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	11,488
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	11,290
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,455
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security),
Series 2012-B, 5.00% 2017	3,000	3,504
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
Series 2001-A, AMBAC insured, 5.50% 2021	2,670	3,378
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 5.25% 2041	1,750	1,964
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 5.50% 2031	2,000	2,334
Board of Trustees of the University of Illinois, Certs. of Part. (Ref. and Projects),
Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2025	7,145	7,879
Board of Trustees of the University of Illinois, Ref. Certs. of Part., Series 2009-A, 5.00% 2019	1,000	1,147
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds,
Series 2002, Assured Guaranty Municipal insured, 0% 2017	2,000	1,803
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, National insured, 5.00% 2017 (preref. 2015)	1,500	1,726
		880,524

INDIANA — 2.27%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2024	1,355	1,149
Bond Bank, Special Program Gas Rev. Bonds, Series 2007-A, 5.25% 2020	985	1,147
Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 0.45% 2028 (put 2011)2	2,500	2,500
Fin. Auth., Educational Facs. Rev. Bonds (Valparaiso University Project), Series 2007, 5.00% 2027	1,800	1,967
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	3,000	3,500
Fin. Auth., Health System Rev. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group),
Series 2009-A, 5.25% 2039	1,000	1,099
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	7,000	7,608
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2039	17,750	18,659
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2018	1,125	1,273
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	7,500	8,200
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2033	5,000	5,318
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	6,500	6,956
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	9,940	10,360
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-B, 5.00% 2028	2,000	2,260
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2024	5,535	6,544
Fin. Auth., State Revolving Fund Program Rev. Ref. Bonds, Series 2005-A, 5.25% 2017	1,500	1,790
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-A, 5.25% 2031	5,000	5,930
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.25% 2017	1,400	1,563
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.50% 2022	5,000	5,421
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	5,870	6,218
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	9,400	9,843
Health and Educational Fac. Fncg. Auth., Rev. Ref. Bonds (Ascension Health Credit Group),
Series 2006-B-5, 5.00% 2036	10,000	10,742
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	1,105	1,127
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-1, 5.00% 2027 (put 2013)	3,000	3,094
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018 (preref. 2012)	960	979
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015 (preref. 2012)	170	174
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016 (preref. 2012)	220	225
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2019	4,195	4,439
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2008-A, 5.00% 2038	1,405	1,548
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2028	2,000	2,432
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2029	2,055	2,493
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2012-A, 5.00% 2037	6,000	7,021
Trustees of Indiana University, Student Fee Rev. Ref. Bonds, Series O, FGIC-National insured, 5.375% 2016	4,690	5,564
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project),
Series 2007-B, National insured, 5.25% 2023	10,420	12,796
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project),
Series 2007-B, National insured, 5.25% 2023	6,055	7,471
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds, Series 2011-K, 5.00% 2024	2,000	2,316
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, National insured, 5.60% 2016	1,000	1,138
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.60% 2016	1,000	1,138
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	3,000	3,543
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	3,000	3,451
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2009-B, 5.50% 2026	2,000	2,406
Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2011-A, 5.00% 2031	2,000	2,304
North Side High School Building Corp. (Fort Wayne), First Mortgage Rev. Ref. Bonds,
Series 2007, Assured Guaranty Municipal insured, 5.00% 2018	1,650	1,967
City of Petersburg, Pollution Control Rev. Ref. Bonds (Indianapolis Power & Light Co. Project),
Series 1993-B, AMBAC insured, 5.40% 2017	5,000	5,747
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2018	1,130	1,368
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2019	1,430	1,750
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	2,566
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.00% 2028	4,000	4,648
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2021	1,620	1,988
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2022	1,825	2,219
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2027	1,000	1,186
State Revolving Fund Program Rev. Ref. Bonds, Series A, 5.375% 2014 (preref. 2013)	220	227
State Revolving Fund Program Rev. Ref. Bonds, Series A, 5.375% 2014 (preref. 2013)	1,780	1,835
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2018	1,185	1,283
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2019	1,245	1,335
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2026	4,000	4,175
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.75% 2042	2,000	2,063
		220,063

IOWA — 0.11%
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2009-A, 5.00% 2038	630	667
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2027	3,500	4,151
IJOBS Program Special Obligation Bonds, Series 2010-A, 5.00% 2029	4,590	5,492
		10,310

KANSAS — 0.31%
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2012-A, 5.00% 2032	1,500	1,726
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	3,625	3,850
City of Lawrence, Hospital Rev. Ref. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2018	890	988
City of Lawrence, Hospital Rev. Ref. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2020	530	580
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	284
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	841
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.25% 2022	2,500	2,608
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	13,000	13,225
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 4.85% 2016	981	991
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	1,894	1,722
City of Salina, Hospital Rev. Ref. and Improvement Bonds (Salina Regional Health Center, Inc.),
Series 2006, 4.625% 2031	1,825	1,898
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	1,185	1,211
		29,924

KENTUCKY — 0.20%
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2017	3,000	3,448
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.375% 2024	1,000	1,145
Econ. Dev. Fin. Auth., Hospital System Rev. Ref. and Improvement Bonds
(Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017	2,000	2,002
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,116
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	3,000	3,300
Econ. Dev. Fin. Auth., Rev. Bonds (Masonic Home Independent Living), 5.25% 2017	1,250	1,259
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2010-1, 0.945% 20202	7,010	6,975
		19,245

LOUISIANA — 2.26%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	7,500	8,379
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	22,000	24,438
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	7,000	7,766
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. and Ref. Bonds (Mortgage-backed Securities Program),
Series 2009-A-2, 5.25% 2039	465	504
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-A, 5.40% 2038	520	547
G.O. Bonds, Series 2011-A, 5.00% 2022	10,000	12,223
Housing Fin. Agcy., Multi-family Mortgage Rev. Ref. Bonds (Section 8 Assisted — 202 Elderly Projects),
Series 2006-A, 4.75% 2031	1,600	1,636
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2007-A-1, 5.85% 2038	3,655	3,913
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2008-A, 6.55% 2040	530	565
Jefferson Parish Fin. Auth., Single-family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	1,075	1,157
Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds (West Jefferson Medical Center),
Series 2011-A, 6.00% 2039	6,500	7,303
Lafayette Public Trust Fncg. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007 (Go Zone), 5.35% 2041	3,553	3,584
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	10,270	11,060
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2007, 6.75% 2032	22,500	25,361
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2009-A, 6.50% 2029	3,100	3,647
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2010-A-1, 6.50% 2035	11,275	13,136
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2010-A-2, 6.50% 2035	3,500	4,078
Military Dept., Custodial Receipts, 5.00% 2021	10,435	11,300
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, Assured Guaranty Municipal insured, 5.75% 2014	3,495	3,785
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	10,695	11,148
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043	1,740	1,817
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.25% 2031	2,500	2,957
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.50% 2037	2,420	2,897
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.75% 2041	2,000	2,415
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Community Hospitals Project), Series 2007-B, 5.25% 2027	1,500	1,584
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	3,000	3,477
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project),
Series 2002-A, National insured, 5.375% 2015 (preref. 2013)	3,000	3,109
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds, Series 2010,
Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,148
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	1,665	1,792
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	22,200	23,552
Fin. Auth. of St. Tammany Parish, Single-family Mortgage Rev. Bonds (Home Ownership Program),
Series 2007-A, 4.85% 2039	558	562
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	17,930	18,290
		219,130

MAINE — 0.13%
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	8,000	9,424
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	2,000	2,342
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	500	594
		12,360

MARYLAND — 0.61%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	846	850
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,050	2,172
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2027	2,000	2,078
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	17,000	17,502
Mayor and City Council of Baltimore, Project Rev. Bonds (Wastewater Projects), Series 2011-A, 5.00% 2036	1,060	1,233
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	2,000	2,129
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.25% 2023	1,300	1,431
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2020	1,000	1,073
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,295	1,481
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,350	3,702
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2040	2,000	2,153
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	2,265	2,322
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	6,015	6,060
Health and Higher Educational Facs. Auth., First Mortgage Rev. Ref. Bonds
(PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	2,400	2,080
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,500	1,611
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue), Series 2010, 6.25% 2045	1,000	1,152
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2013 (escrowed to maturity)	250	253
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2021 (escrowed to maturity)	1,225	1,299
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 5.00% 2019	1,500	1,710
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Series 2002-A, RADIAN insured, 5.375% 2020	1,000	1,012
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	2,000	2,047
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.70% 2026	1,000	1,027
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements),
Series 2006, RADIAN insured, 5.00% 2032	1,150	1,183
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	1,227	1,229
		58,789

MASSACHUSETTS — 2.57%
Berkshire Wind Power Cooperative Corp. (Massachusetts Municipal Lighting Plant Cooperative),
Wind Project Rev. Bonds, Berkshire Series 1, 5.25% 2026	3,000	3,315
Dev. Fin. Agcy, Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	2,000	2,438
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	3,000	3,619
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2019	1,000	1,107
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2021	3,000	3,293
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2022	1,495	1,627
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	10,750	11,263
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series U-4, 5.60% 2035	5,750	6,569
Dev. Fin. Agcy., Rev. Ref. Bonds (Boston University Issue), Series V-1, 5.00% 2029	17,800	20,147
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.00% 2036	1,000	1,017
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2014	460	473
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,490	1,548
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2019	1,040	968
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2020	1,089	997
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2026	1,412	1,198
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	1,056	853
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	705	540
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	1,773	1,325
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	375	240
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	1,867	10
Dev. Fin. Agcy., Rev. Bonds (Northeastern University Issue), Seires 2012, 4.00% 2035	1,500	1,534
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2008-T-1, 5.00% 2032	1,050	1,212
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2008-T-2, 5.00% 2032	1,000	1,155
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2010-A, 5.00% 2035	5,000	5,604
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2011-K-6, 5.375% 2041	1,000	1,133
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031	1,000	1,152
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue),
Series 2007-G-2, Assured Guaranty Municipal insured, 0.43% 20422	5,000	5,000
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2014	1,085	1,126
Dev. Fin. Agcy., Rev. Ref. Bonds (Harvard University Issue), Series 2010-B-2, 5.25% 2034	11,685	14,174
Health and Educational Facs. Auth., Rev. Ref. Bonds (Harvard University Issue), Series 2009-A, 5.50% 2036	13,320	16,183
Dev. Fin. Agcy., Rev. Ref. Bonds (UMass Memorial), Series 2011-H, 5.50% 2031	1,500	1,705
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-A, 7.875% 20444	1,000	523
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-B-2, 6.25% 20144	2,315	1,551
G.O. Bonds, Consolidated Loan of 2008, Series A, 5.00% 2033	8,070	9,311
G.O. Bonds, Consolidated Loan of 2011, Series B, 5.00% 2025	7,930	9,591
Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue),
Series 2009-K-2, 5.00% 2039 (put 2015)	1,200	1,314
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
Series 2008-O, 6.00% 2036	7,000	8,649
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-1, 5.125% 2033	2,500	2,652
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-2, 5.375% 2025	2,500	2,831
Health and Educational Facs. Auth., Rev. Ref. Bonds (Lahey Clinic Medical Center Issue),
Series 2005-C, FGIC-National insured, 5.00% 2016	5,945	6,484
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039	8,380	9,342
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	5,500	6,499
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	1,000	1,166
Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 2049	4,000	4,304
Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series 2010-A, 3.375% 2016	2,880	3,084
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2003-C, 5.25% 2013	2,000	2,085
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017	2,905	3,563
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2007-A-1, 5.25% 2032	10,000	13,371
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017 (escrowed to maturity)	95	117
Port Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,090	1,362
Port Auth., Special Facs. Rev. Bonds (ConRAC Project), Series 2011-A, 5.125% 2041	10,250	11,436
School Building Auth., Dedicated Sales Tax Bonds, Series 2011-B, 5.00% 2041	2,500	2,889
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	5,000	5,964
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	4,272
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	6,192
State College Building Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2030	1,000	1,200
State College Building Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2043	3,000	3,461
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.25% 2018	1,000	1,246
Water Resources Auth., General Rev. Bonds, Series 2011-B, 5.00% 2036	11,000	12,724
		249,708

MICHIGAN — 3.52%
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.00% 2038	5,800	6,026
City of Detroit, Sewage Disposal System Rev. Ref. Bonds (Tax-Exempt Notes),
Series 2006-D, Assured Guaranty Municipal insured, 0.909% 20322	4,850	3,766
City of Detroit, Water and Sewerage Dept. Sewage Disposal System Rev. and Ref. Bonds, Series 2012-A, 5.25% 2039	4,400	4,694
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	34,350	36,196
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	6,865	7,937
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2019	1,000	1,138
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 1998-C, FGIC insured, 5.25% 2025	1,955	2,323
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2016	4,000	4,389
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2018	4,920	5,405
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2012-A, 5.00% 2026	2,000	2,267
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2012-A, 5.00% 2027	3,500	3,954
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2012-A, 5.00% 2028	3,610	4,052
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2012-A, 5.00% 2030	4,000	4,529
Fin. Auth., Hospital Rev. and Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2024	9,145	10,497
Fin. Auth., Hospital Rev. and Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	3,000	3,384
Fin. Auth., Hospital Rev. and Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2042	2,000	2,161
Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	6,250	6,925
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	2,500	3,051
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.50% 2033	5,000	6,036
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	500	500
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,980
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2019	2,500	2,955
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 4.75% 2031	3,360	3,481
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2026	6,665	6,989
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	12,705	13,196
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2014 (preref. 2013)	2,440	2,505
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2015 (preref. 2013)	5,000	5,132
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016 (preref. 2013)	2,500	2,566
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2020	1,115	1,243
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2021	2,165	2,373
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	10,000	10,488
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.25% 2046	4,590	4,872
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.625% 2029	1,500	1,722
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2035	1,000	1,099
Hospital Fin. Auth., Rev. Bonds (McLaren Health Care), Series 2005-C, 5.00% 2020	2,580	2,804
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023 (preref. 2012)	1,000	1,013
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	6,000	6,648
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2029	2,000	2,271
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.50% 2019	1,405	1,520
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.50% 2035	1,500	1,560
Municipal Bond Auth., School Loan Rev. Ref. Bonds, Series 2003-A, 5.25% 2013	10,790	11,185
Municipal Bond Auth., State Clean Water Revolving Fund Rev. Bonds, Series 2006, 5.00% 2017	1,500	1,757
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	2,000	2,369
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.00% 2029	2,000	2,562
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.25% 2039	3,000	3,866
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2030	5,300	5,611
State Trunk Line Fund Bonds, Series 2011, 5.00% 2036	2,000	2,317
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	1,000	1,200
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	8,000	9,253
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2011-I-A, 5.125% 2030	2,000	2,315
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2011-I-A, 5.375% 2041	2,500	2,879
State Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 2.00% 2033 (put 2014)	5,400	5,548
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-1, 5.25% 2029 (put 2014)	4,750	5,108
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-2, 5.50% 2029 (put 2016)	2,000	2,293
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-KT, 5.625% 2020	1,500	1,808
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 5.125% 2022	6,415	5,649
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 6.00% 2048	20,680	17,198
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds,
Series 2008-A, 6.875% 2042	10,010	10,083
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-A, 5.00% 2032	2,500	2,781
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-A, 5.00% 2037	4,000	4,363
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-C, 5.00% 2021	12,190	14,140
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-C, 5.00% 2022	2,140	2,471
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-C, 5.50% 2020	9,000	10,983
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-D, 5.00% 2016	1,400	1,619
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-B, 5.00% 2019	1,290	1,525
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2024	4,755	5,380
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2025	5,105	5,755
		341,665

MINNESOTA — 0.22%
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2010-A, 4.25% 2028	2,075	2,225
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-B, 4.50% 2031	945	1,028
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-D, 4.50% 2034	975	1,065
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	1,250	1,357
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	1,000	1,072
Minneapolis/St. Paul Housing Fin. Board, Single-family Mortgage Rev. Bonds
(Mortgage-backed Securities Program — City Living Home Programs), Series 2006-A-3, 5.70% 2027	1,245	1,299
Tobacco Securitization Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2011-B, 5.25% 2031	10,000	11,305
City of Wayzata, Senior Housing Entrance Deposit Rev. Bonds (Folkestone Senior Living Community),
Series 2012-B, 4.875% 2019	2,200	2,225
		21,576

MISSISSIPPI — 0.48%
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2026	5,065	5,232
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013	2,000	2,117
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015	3,000	3,451
Home Corp., Homeownership Mortgage Rev. Bonds, Series 2010-A, 4.50% 2031	1,120	1,197
Home Corp., Single-family Mortgage Rev. Bonds, Series 2007-A-1, 5.50% 2038	4,120	4,368
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	815	871
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Baptist Memorial Health Care), Series 2004-B-1, 5.00% 2024	15,205	16,238
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.),
Series 2007-A, 5.00% 2017	3,000	3,387
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.),
Series 2007-A, 5.00% 2026	2,000	2,111
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	3,805	4,181
Warren County, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	1,500	1,638
Warren County, Gulf Opportunity Zone Bonds, Series 2010-A, 5.80% 2034	2,000	2,234
		47,025

MISSOURI — 0.77%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2017	1,000	1,095
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2018	1,500	1,630
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2036	5,000	5,104
Chesterfield Valley Transportation Dev. Dist. (Chesterfield), Transportation Sales Tax Rev. Bonds,
Series 2006, Assured Guaranty insured, 4.00% 2026	1,250	1,250
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	1,240	1,271
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 5.00% 2014	1,260	1,325
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-B, 5.00% 2030	2,835	3,194
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Luke’s Episcopal — Presbyterian Hospitals),
Series 2006, 5.00% 2019	2,830	3,079
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects),
Series 2010, 5.50% 2042	2,250	2,394
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2027	2,930	2,999
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2037	3,065	3,107
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	4,215	4,270
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-C, 4.90% 2036	1,110	1,133
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-D, 4.80% 2040	1,520	1,607
I-470 and 350 Transportation Dev. Dist. (Lee’s Summit), Transportation Sales Tax Rev. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 4.60% 2029	1,945	2,028
Joint Municipal Electric Utility Commission, Power Project Rev. Bonds (Plum Point Project),
Series 2006, National insured, 5.00% 2020	1,620	1,736
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2026	7,500	7,540
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2032	7,300	7,320
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,025	2,363
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	3,000	3,550
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2027	6,270	7,458
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2029	3,125	3,710
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds
(Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	5,500	5,540
		74,703

NEBRASKA — 0.30%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2018	2,100	2,277
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2042	3,000	3,116
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.25% 2037	5,000	5,335
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System),
Series 2008, 5.75% 2028	10,795	11,908
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2033	1,000	1,148
Public Power Dist., General Rev. Bonds, Series 2008-B, 5.00% 2028	4,490	5,005
		28,789

NEVADA — 2.83%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2023	10,000	11,669
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	2,420	2,797
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2022	8,000	9,241
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2023	7,000	8,073
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2008, 5.625% 2032	1,000	1,212
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC-National insured, 5.00% 2036	20,000	21,124
Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	19,846
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2017	1,500	1,767
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2023	7,025	8,169
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.00% 2030	14,000	15,669
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.125% 2034	10,980	12,196
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.25% 2042	8,000	8,809
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2012-B, 5.00% 2028	5,780	6,718
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2012-B, 5.00% 2033	1,885	2,139
Clark County, G.O. (Limited Tax) Bond Bank Bonds, Series 2008, 5.00% 2021	11,155	13,153
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Improvement and Ref. Bonds, Series 2010-B, 5.00% 2028	4,500	5,104
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2022	10,580	13,049
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds,
Series 2010-B, 5.00% 2019	3,000	3,647
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	3,785	3,383
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
Series 2001-B, 6.75% 2021	1,360	1,386
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds,
Series 2012, 5.00% 2019	4,465	4,846
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2007-B, FGIC-National insured, 5.00% 2026	9,640	10,852
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2008-C, 5.00% 2020	7,115	8,345
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2008-C, 5.00% 2024	5,550	6,307
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2014	1,500	1,610
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2015	2,000	2,208
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 4.80% 2014	1,765	1,719
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2018	365	375
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2025	3,995	4,014
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,495	1,401
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	10,970	6,090
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.75% 2013	2,060	2,069
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.90% 2018	2,845	2,852
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2024	4,850	5,571
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2014	3,920	3,955
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.625% 2015	2,370	2,437
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2030	8,000	9,246
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2012-B, 5.00% 2032	2,000	2,313
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2012-B, 5.00% 2037	3,500	3,972
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2012-B, 5.00% 2042	1,000	1,127
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2025	2,360	2,708
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2026	4,330	4,944
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2022	3,295	3,511
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2027	9,385	9,783
City of Reno, Hospital Rev. Bonds (Washoe Medical Center Project), Series 2004-A, AMBAC insured, 5.50% 2028	1,625	1,757
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,116
		274,279

NEW HAMPSHIRE — 0.45%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.00% 2027	3,000	3,420
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	18,115	20,582
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-B-1, 5.55% 2017	400	404
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-B-2, 5.30% 2017	2,595	2,617
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.00% 2037	8,500	8,893
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	3,000	3,216
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire University Issue), Series 2012, 5.00% 2042	910	963
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2024	1,910	2,089
Turnpike System Rev. Bonds, Ref. Series 2012-B, 5.00% 2020	1,000	1,195
		43,379

NEW JERSEY — 2.35%
Certs. of Part., Series 2008-A, 5.00% 2023	1,000	1,125
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015 (escrowed to maturity)	1,500	1,709
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.00% 2016	1,000	1,056
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	1,925	1,972
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2036	5,250	5,282
Econ. Dev. Auth., Rev. Bonds (Provident Group — Montclair Properties LLC —
Montclair State University Student Housing Project), Series 2010-A, 5.375% 2025	4,160	4,593
Econ. Dev. Auth., Rev. Bonds (Provident Group — Montclair Properties LLC —
Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	5,000	5,549
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	470	489
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.50% 2018	880	976
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2018 (preref. 2015)	2,000	2,229
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-P, 5.25% 2018	1,500	1,673
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2008-W, 5.00% 2019	2,315	2,712
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.00% 2024	3,630	4,149
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.50% 2036	2,500	2,854
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2018 (preref. 2014)	1,000	1,101
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2031 (preref. 2014)	4,500	4,956
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032	3,500	3,926
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037	3,500	3,882
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds (Kennedy Health System Obligated Group Issue),
Series 2012, 5.00% 2037	1,000	1,087
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-B, National insured, 5.25% 2015 (escrowed to maturity)	2,150	2,422
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-A, RADIAN insured, 5.25% 2016 (escrowed to maturity)	4,740	5,546
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041	1,500	1,809
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital), 6.00% 2026	1,000	1,136
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	8,000	9,201
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 5.00% 2015	3,000	3,375
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 4.625% 2026	29,750	27,286
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	17,500	14,595
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2013	5,500	5,760
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2018	7,750	8,492
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2021	5,000	5,452
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2030	10,000	4,630
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2037	10,000	3,047
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2040	18,000	4,724
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 2025	5,000	6,474
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020	4,000	4,412
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	3,255	3,822
Transportation Trust Fund Auth., Transportation System Bonds, Series 2011-B, 5.50% 2031	2,000	2,381
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.25% 2020	10,000	12,480
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.25% 2021	10,000	12,503
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.25% 2022	20,000	25,042
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	10,060
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038 (preref. 2018)	1,745	2,284
		228,253

NEW MEXICO — 0.30%
Bernalillo County, Gross Receipts Tax Rev. Ref. Bonds, Series 1998, 5.20% 2021	6,040	7,318
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, 1.118% 20282	4,360	4,338
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2015	5,025	5,564
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	865	934
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	490	525
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2010-A, Class I, 4.50% 2028	1,100	1,181
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2010-A, Class I, 4.625% 2025	550	579
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-B-2, Class I, 5.65% 2039	1,250	1,343
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-E, Class I, 5.30% 2040	1,625	1,746
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	5,000	5,412
		28,940

NEW YORK — 5.54%
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.25% 2027	1,000	1,085
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project),
Series 2011-A, 6.00% 2031	1,000	1,223
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project),
Series 2009, 5.875% 2042	2,000	2,252
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds,
Series 2011-A, 5.00% 2032	11,000	12,342
Dormitory Auth., FHA insured Mortgage Hospital Rev. Bonds (Kaleida Health), Series 2006, 4.60% 2027	10,015	10,450
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	500	583
Dormitory Auth., Lease Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	3,000	3,122
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	5,000	6,087
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2026	1,250	1,406
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-2, 5.00% 2023	10,000	11,272
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2023	7,150	8,059
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2026	3,535	3,895
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2013	2,710	2,826
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015	1,495	1,638
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2019	2,100	2,510
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	4,098
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2008-B, 5.00% 2023	10,000	12,207
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2028	8,000	9,495
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2033	8,760	10,168
Dormitory Auth., State Personal Income Tax Rev. Ref. Bonds (General Purpose), Series 2012-A, 5.00% 2027	5,000	6,105
Dormitory Auth., State University Educational Facs. Rev. Ref. Bonds, Series 1990-A, 7.50% 2013	3,500	3,679
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project),
Series 1994-B, 3.00% 2029 (put 2013)	6,000	6,070
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project),
Series 1994-C, 3.00% 2029 (put 2013)	4,000	4,047
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Ref. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	6,137
Environmental Facs. Corp., State Clean Water and Drinking Water Revolving Funds Rev. Bonds
(New York City Municipal Water Fin. Auth. Projects — Second Resolution Bonds), Series 2011-B, 5.00% 2036	2,500	2,895
Environmental Facs. Corp., State Revolving Funds Rev. Bonds (2010 Master Fncg. Program), Series 2011-C, 5.00% 2029	2,000	2,407
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project),
Series 2011-A, 5.25% 2025	500	602
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2011-B, 5.00% 2024	1,000	1,195
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2012-A, 5.00% 2025	1,000	1,198
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	1,365	1,501
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	7,500	8,456
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	9,500	11,163
Liberty Dev. Corp., Liberty Rev. Bonds, Series 1WTC-2011, 5.00% 2041	5,000	5,580
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	4,500	5,170
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	6,750	7,476
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project),
Series 2010, 6.375% 2049	19,800	22,755
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	4,000	4,383
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014 (preref. 2013)	2,400	2,527
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2021 (preref. 2013)	1,000	1,053
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 2029	4,000	4,929
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042	15,000	16,717
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2003-B, 5.25% 2012	3,000	3,038
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2003-B, 5.25% 2013	1,500	1,555
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.25% 2021	1,000	1,220
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.50% 2024	1,500	1,809
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.75% 2039	5,000	5,984
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 6.25% 2033	2,000	2,492
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2034	1,000	1,131
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2022	5,000	6,099
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2030	2,000	2,344
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3C, 1.12% 20192	8,900	8,899
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.17% 20202	11,100	11,093
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	6,209
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,170
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	6,500	7,397
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036	6,000	6,751
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.25% 2041	5,000	5,660
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2024	2,000	2,406
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	5,000	6,033
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	10,000	12,029
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	8,199
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,587
Monroe County Industrial Dev. Corp., FHA insured Mortgage Rev. Bonds (Unity Hospital of Rochester Project),
Series 2010, 5.50% 2040	1,000	1,155
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2016	3,000	3,261
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2020	2,500	2,798
City of New York, G.O. Bonds, Fiscal 2006 Series J-1, 5.00% 2021	5,000	5,708
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2023	5,000	6,210
City of New York, G.O. Bonds, Series H, 5.00% 2015	1,420	1,548
City of New York, G.O. Bonds, Series M, 5.00% 2013	915	941
City of New York, G.O. Bonds, Series H, 5.00% 2015 (preref. 2014)	580	633
City of New York, G.O. Bonds, Series M, 5.00% 2013 (escrowed to maturity)	1,105	1,136
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-C-1, 5.50% 2034	1,000	1,101
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-K, 4.90% 2034	3,000	3,239
New York City Housing Dev. Corp., Residential Rev. Bonds (College of Staten Island Residences),
Series 2012-A, Assured Guaranty Municipal insured, 4.10% 2042	2,500	2,596
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Ref. Bonds, Fiscal 2006 Series C, 4.75% 2033	10,000	11,146
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2009
Series EE, 5.00% 2018	5,000	6,091
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012
Series BB, 5.00% 2044	3,000	3,417
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012
Series BB, 5.25% 2044	3,000	3,513
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012
Series FF, 5.00% 2045	6,000	6,871
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds,
Fiscal 2007 Series DD, 4.75% 2035	7,500	8,332
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds,
Fiscal 2010 Series FF, 5.00% 2025	2,255	2,725
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds,
Fiscal 2011 Series GG, 5.00% 2026	2,000	2,422
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds,
Fiscal 2011 Series GG, 5.00% 2043	2,000	2,270
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.25% 2022	5,000	6,133
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	12,730	14,748
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013 Series S-1, 5.00% 2033	1,825	2,131
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 1998 Series B, 4.50% 2027	5,000	5,009
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series D, 5.00% 2024	1,000	1,215
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series E-1, 5.00% 2037	2,000	2,299
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series F-1, 5.00% 2039	5,000	5,754
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2020	1,500	1,853
New York City Transitional Fin. Auth., Tax-Exempt Future Tax Secured Bonds, Series 2007-A, Subseries A-1, 5.00% 2021	5,000	5,788
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2008-A, 5.50% 2020	7,120	8,302
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,500	1,767
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	5,000	5,737
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,137
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	2,000	2,332
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	13,000	15,108
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 20231	3,000	3,052
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 20161	2,750	2,824
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project),
Series 2011, 5.00% 2028	2,500	2,847
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds
(Jefferson’s Ferry Project), Series 2006, 5.00% 2028	3,000	3,068
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2042	8,000	8,999
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2016	5,000	5,763
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2008-A, 5.00% 2022	1,500	1,746
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,191
Tobacco Settlement Fin. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	500	602
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds,
Series 2005-B-4E, 0.815% 2032 (put 2017)2	4,000	4,014
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-D, 5.25% 2021	8,500	10,127
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 5.125% 2020	1,000	1,174
		537,701

NORTH CAROLINA — 1.09%
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2015	1,260	1,379
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2016	1,220	1,343
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2017	1,390	1,519
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2025	2,750	3,321
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2027	2,500	3,008
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2028	2,245	2,700
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2011-A, 5.00% 2036	1,245	1,411
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2011-A, 5.00% 2041	1,000	1,135
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022	2,815	3,643
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,990	2,680
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, FGIC-National insured, 6.00% 2025	11,225	14,942
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 2026	2,500	3,367
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2016	2,500	2,540
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	5,250	5,335
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,750	2,929
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	11,000	12,371
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2023	1,400	1,587
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2024	9,855	11,107
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2026	2,000	2,267
Medical Care Commission, Health Care Facs. Rev. Bonds (Duke University Health System), Series 2012-A, 5.00% 2035	1,000	1,146
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	5,000	5,256
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, AMBAC insured, 5.25% 2015	2,000	2,032
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A,
Assured Guaranty Municipal insured, 5.25% 2016	3,000	3,049
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2009-A, 5.00% 2030	2,000	2,235
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2010-B, 5.00% 2020	3,350	4,064
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2023	1,125	1,225
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2024	1,155	1,250
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2024	1,185	1,280
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.125% 2021	500	556
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.125% 2022	1,040	1,148
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	2,000	2,418
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-A, 0.615% 2041 (put 2015)2	2,000	2,002
		106,245

OHIO — 3.23%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	16,215	18,906
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2014	4,000	4,232
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	17,200	19,990
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	1,000	1,128
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	2,600	2,667
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System),
Series 2012, 5.00% 2031	3,000	3,168
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-A, 5.00% 2038	5,850	6,327
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2012-A, 5.00% 2033	16,000	17,891
American Municipal Power — Ohio, Inc., Prairie State Energy Campus Project Rev. Ref. Bonds,
Series 2008-A, 5.25% 2022	6,000	6,994
American Municipal Power, Inc., AMP Fremont Energy Center Project Rev. Bonds, Series 2012-B, 5.00% 2037	2,000	2,246
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	10,815	9,181
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	39,585	32,985
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2047	7,205	5,852
Building Auth., State Facs. Rev. Ref. Bonds (Adult Correctional Building Fund Projects),
Series 2004-C, National insured, 5.25% 2017	10,000	12,116
County of Butler, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center Project),
Series 2006-K, FGIC-National insured, 4.25% 2030	4,000	3,934
County of Hamilton, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center),
Series 2004-J, FGIC-National insured, 5.25% 2034	1,250	1,281
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	5,000	5,443
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	11,000	12,228
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project),
Series 2007-A, 6.00% 2027	3,080	3,244
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project),
Series 2007-A, 6.00% 2038	2,000	2,075
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2006-A, AMBAC insured, 5.25% 2021	8,000	9,347
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2022	3,000	3,405
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2021	2,000	2,315
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	3,000	3,385
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	3,000	3,367
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	3,000	3,349
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	3,655	4,056
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2028	4,000	4,503
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project),
Series 2010-A, 5.625% 2026	1,600	1,766
County of Franklin, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2005-A, 5.00% 2015	1,710	1,905
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project),
Series 2012-A, 8.00% 2042	5,000	5,608
County of Hamilton, Healthcare Facs. Rev. Bonds (The Christ Hospital Project), Series 2012, 5.00% 2042	3,500	3,720
County of Hamilton, Healthcare Facs. Rev. Bonds (The Christ Hospital Project), Series 2012, 5.25% 2032	4,075	4,481
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2037	14,455	14,543
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2019	5,000	6,165
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028	1,575	1,872
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.85% 2037 (put 2014)	2,000	2,123
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2029	2,000	2,224
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2033	3,000	3,317
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	5,000	5,620
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,750	2,824
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-2, 4.875% 2039 (put 2015)	1,000	1,100
Housing Fin. Agcy., Capital Fund Rev. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2022	5,565	6,205
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program),
Series 2009-E, 5.00% 2039	880	933
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2009-C, 4.50% 2039	1,315	1,374
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	7,180	7,791
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	865	945
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	450	489
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	1,245	1,370
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	3,000	3,201
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A, 5.25% 2021	2,000	2,003
County of Lorain, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners),
Series 2002-A, 5.50% 2013 (preref. 2012)	1,000	1,004
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2020	5,000	5,427
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2021	1,660	1,802
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2026	3,250	3,459
County of Richland, Hospital Facs. Rev. Ref. Bonds (MedCentral Health System Obligated Group),
Series 2006, 5.125% 2021	1,000	1,080
Turnpike Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	5,000	6,441
University of Cincinnati, General Receipts Rev. Ref. Bonds, Series 2009-C, Assured Guaranty insured, 5.00% 2016	3,520	4,070
University of Cincinnati, General Receipts Rev. Ref. Bonds, Series 2009-C, Assured Guaranty insured, 5.00% 2017	2,335	2,767
		313,244

OKLAHOMA — 0.31%
Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-B, 5.25% 2038	5,000	5,763
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-A, 5.25% 2029	525	546
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-B, 4.90% 2036	3,720	3,932
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2021	950	988
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2023	2,035	2,101
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.875% 2030	5,000	5,110
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 0.92% 2023 (put 2013)2	1,970	1,973
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2020	1,250	1,446
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2023	2,045	2,365
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	3,000	3,507
Turnpike Auth., Turnpike System Rev. Bonds, Series 2011-B, 5.00% 2029	1,650	1,951
		29,682

OREGON — 0.13%
Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.00% 2028	3,500	4,083
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 5.625% 2026	5,830	5,367
Port of Portland, Portland International Airport Passenger Fac. Charge Rev. Bonds, Series 2011-A, 5.50% 2031	3,000	3,569
		13,019

PENNSYLVANIA — 2.02%
Monroeville Fin. Auth. (Allegheny County), UPMC Rev. Bonds, Series 2012, 5.00% 2027	2,095	2,474
Monroeville Fin. Auth. (Allegheny County), UPMC Rev. Bonds, Series 2012, 5.00% 2026	3,000	3,548
Allegheny County Hospital Dev. Auth., Health System Rev. Ref. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2028	7,450	6,333
Allegheny County Hospital Dev. Auth., Health System Rev. Ref. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.375% 2040	6,000	5,044
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	9,250	10,975
Higher Educational Facs. Auth., University of Pittsburgh Medical Center Rev. Ref. Bonds, Series 2010-E, 5.00% 2021	5,285	6,272
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 5.90% 2027	750	751
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.125% 2025	2,000	2,028
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	10,400	10,524
Chester County Health and Education Facs. Auth., Health System Rev. Ref. Bonds (Jefferson Health System),
Series 2010-A, 5.00% 2031	5,000	5,572
Cumberland County Municipal Auth., Rev. Ref. Bonds (Presbyterian Homes Obligated Group Project),
Series 2008-A, 5.00% 2017	1,705	1,854
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Bonds (Allegheny Energy Supply Co., LLC Project), Series 2009, 7.00% 2039	10,500	12,573
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	1,860	2,044
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 6.00% 2042	2,500	2,747
Higher Educational Facs. Auth., Rev. Bonds (Foundation for Indiana University of Pennsylvania Student Housing Project
at Indiana University of Pennsylvania), Series 2007-A, XLCA insured, 0.959% 20392	3,000	1,870
Higher Educational Facs. Auth., Saint Joseph’s University Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	1,075	1,251
Higher Educational Facs. Auth., Saint Joseph’s University Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	1,075	1,237
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at
East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	6,170	6,517
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at
East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	3,000	3,124
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds, Series 2011-A, 5.75% 2041	1,000	1,173
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2020	6,285	7,622
Lycoming County Auth., Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	2,000	2,200
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	4,500	4,607
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-A, 4.50% 2036	7,500	7,544
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.00% 2012	1,450	1,462
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,500	2,747
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2017	2,300	2,545
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024	2,500	2,771
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2025	2,800	3,090
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2026	3,000	3,286
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	500	543
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2024	1,000	1,155
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2027	1,000	1,136
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.25% 2025	2,000	2,298
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2025	2,225	2,385
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2026	2,395	2,567
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2027	2,505	2,673
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,100	12,729
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	5,135	5,560
Health Care Facs. Auth. of Sayre, Rev. Ref. Bonds (Guthrie Health Issue), Series 2007, 1.093% 20242	14,525	12,319
State Public School Building Auth., School Lease Rev. Ref. Bonds (School Dist. of Philadelphia Project),
Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2027	9,820	11,551
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2037 (put 2013)	4,250	4,461
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2009-B, 5.00% 2028	4,000	4,796
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	2,655	2,723
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.25% 2013	900	906
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.75% 2026	2,800	2,886
		196,473

PUERTO RICO — 0.44%
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 6.25% 2021	3,000	3,510
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	3,000	3,336
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.50% 2039	6,000	6,252
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 0% 2033	8,000	2,584
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	2,000	2,141
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	11,000	2,390
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-A-1, 5.00% 2043	7,000	7,357
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 4.75% 2039	3,815	4,118
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	10,250	11,112
		42,800

RHODE ISLAND — 0.32%
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,606
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,603
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2016	9,030	10,248
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2017	7,145	8,008
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2018	5,360	5,949
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,233
		30,647

SOUTH CAROLINA — 1.55%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County,
South Carolina Project), Series 2006, 5.00% 2023	19,845	22,982
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County,
South Carolina Project), Series 2006, Assured Guaranty insured, 5.00% 2025	15,000	16,965
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist.,
South Carolina Project), Series 2005, 5.25% 2020	4,500	4,994
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist.,
South Carolina Project), Series 2006, 5.00% 2021	8,190	9,346
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2017	1,000	1,142
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2018	2,000	2,262
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	1,855	1,927
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	1,015	1,018
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	1,190	1,169
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. and Improvement Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	2,680	2,831
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. and Improvement Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	320	338
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project),
Series 2009-A, 6.50% 2042	4,000	4,472
Lancaster County, Sun City Carolina Lakes Improvement Dist., Assessment Rev. Bonds, Series 2006, 5.45% 2037	4,830	4,650
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2019	1,000	1,163
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2020	1,265	1,455
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2021	2,500	2,866
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2032	2,000	2,178
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2018	1,000	1,128
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.25% 2026	1,865	1,690
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, Assured Guaranty Municipal insured, 5.00% 2017	5,000	5,793
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, Assured Guaranty Municipal insured, 5.00% 2018	4,000	4,588
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC-National insured, 6.25% 2021	4,640	6,000
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2043	10,000	11,322
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	23,576
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2009-A, 5.00% 2032	5,000	5,689
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	5,000	6,102
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	3,000	3,193
		150,839

SOUTH DAKOTA — 0.04%
Building Auth., Rev. Ref. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014	3,780	3,684

TENNESSEE — 0.90%
City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga), Series 2008-A, 5.00% 2028	4,500	5,219
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	4,335	4,687
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	6,500	7,016
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County,
Rev. Ref. and Improvement Bonds (The Blakeford at Green Hills), Series 2012, 5.00% 2037	1,200	1,252
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	2,500	2,761
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	920	990
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Ref. Bonds,
Series 1990-A, National insured, 6.25% 2013	2,000	2,036
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-D, 5.00% 2025	2,000	2,324
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2002, 5.05% 2012	3,000	3,000
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Ref. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	3,550	3,550
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Ref. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	3,150	3,150
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,255	1,268
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	745	752
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2032 (preref. 2012)	6,000	6,060
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.75% 2014 (preref. 2012)	2,360	2,384
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.75% 2016 (preref. 2012)	2,690	2,717
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	3,000	3,021
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	6,000	6,568
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	10,000	11,069
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	10,000	11,001
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2018	4,000	4,356
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2027	1,885	1,961
		87,142

TEXAS — 10.53%
Amarillo Health Facs. Corp., Hospital Rev. Ref. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, Assured Guaranty Municipal insured, 5.50% 2014	2,830	2,948
Amarillo Health Facs. Corp., Hospital Rev. Ref. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, Assured Guaranty Municipal insured, 5.50% 2015	3,320	3,555
Arlington Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,000	2,273
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project — Round Rock Campus),
Series 2008, 5.50% 2024	2,770	3,254
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2009, 5.125% 2029	1,500	1,760
City of Austin (Travis, Williamson and Hays Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2011, 5.00% 2036	3,000	3,465
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	22,609
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018	1,000	1,145
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2019	5,000	5,726
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2016	2,285	2,528
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC-National insured, 5.00% 2035	2,500	2,544
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041	5,300	6,179
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046	10,300	12,031
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025	11,945	13,828
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	1,016
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.75% 2036	3,000	3,015
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	2,300	2,103
Colorado River Municipal Water Dist. Rev. Bonds, 5.00% 2028	9,175	10,625
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2020	2,205	2,591
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2021	2,000	2,345
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds,
Series 2009-A, 5.00% 2025	2,760	3,241
City of Dallas, G.O. Limited Bonds, 5.00% 2018	390	458
City of Dallas, G.O. Limited Bonds, 5.00% 2018 (preref. 2017)	1,610	1,913
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2025	2,535	3,020
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2012-B, 5.00% 2035	2,250	2,519
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2012-C, 5.00% 2045	5,000	5,573
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2017	2,000	2,328
Elgin Independent School Dist. (Bastrop County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2022	1,895	2,237
Fort Bend County, Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2009, 5.00% 2034	5,000	5,982
Fort Worth Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	10,945	12,181
Friendswood Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse Bonds, Series 2008, 5.00% 2029	3,360	3,787
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2028	1,500	1,792
G.O. Bonds, Water Financial Assistance Bonds, Series 2011-B, 5.00% 2031	8,000	9,509
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2023	1,525	1,816
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,804
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 4.75% 2037	10,000	11,180
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,250	2,682
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	12,545	15,116
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	7,000	8,289
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2008-B, 5.25% 2017	3,000	3,616
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2008-B, 5.50% 2018	3,500	4,315
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2009-A, 5.25% 2035	2,000	2,252
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2010, 5.00% 2031	1,000	1,134
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2015	3,120	3,423
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2016	3,000	3,280
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System),
Series 2008-B, 7.25% 2035	1,500	1,877
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Hospital System Project),
Series 1998, Assured Guaranty Municipal insured, 5.50% 2014	2,395	2,591
Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health),
Series 2005-A-4, Assured Guaranty Municipal insured, 0.44% 20312	13,550	13,550
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project),
Series 2006, 5.00% 2023	6,500	7,238
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2036	18,875	21,741
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2041	7,000	8,003
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2026	4,000	4,676
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2038	4,000	4,497
Harris County, Toll Road Rev. Bonds, Series 2009-C, 5.00% 2033	3,000	3,436
Harris County, Toll Road Rev. Ref. Bonds, Series 2008-B, 5.00% 2033	11,230	12,476
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2014	1,000	1,036
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	4,375	4,649
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-B, 4.25% 2034	2,445	2,644
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2019	5,000	5,722
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	4,055	4,583
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2034	8,000	9,056
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2039	2,000	2,247
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2019	1,000	1,194
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	2,000	2,353
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2031	5,305	6,132
City of Houston, Combined Utility System Rev. Bonds, Series 2011-D, 5.00% 2030	3,000	3,587
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2033	1,000	1,159
City of Houston, Water and Sewer System Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2019	845	722
City of Houston, Public Improvement Ref. Bonds, Series 2008-A, 5.50% 2025	10,000	12,061
City of Houston, Water and Sewer System Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2019
(escrowed to maturity)	2,155	1,895
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project),
Series 2007, AMBAC insured, 5.00% 2017	1,035	1,226
Houston Community College System, Student Fee Rev. Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2022	5,500	6,211
Houston Independent School Dist. (Harris County), Limited Tax SchoolHouse Bonds, Series 2008, 5.00% 2024	7,350	8,578
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2003-A, 5.00% 2016 (preref. 2013)	2,575	2,632
Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2020	3,720	4,442
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.25% 2039	2,500	2,913
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Ref. Bonds (KIPP, Inc.),
Series 2006-A, ACA insured, 5.00% 2028	1,000	1,029
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Ref. Bonds (KIPP, Inc.),
Series 2006-A, ACA insured, 5.00% 2036	1,500	1,538
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2008, 5.00% 2033	7,770	9,028
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2009, 5.00% 2034	1,000	1,189
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2025	2,000	2,370
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2026	1,500	1,760
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds
(Southwest Airlines Co. — Love Field Modernization Program Project), Series 2010, 5.25% 2040	12,525	13,506
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds
(LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2030	2,520	2,875
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds
(LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2040	2,000	2,216
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project),
Series 2011-A, 5.00% 2041	1,500	1,679
City of Lubbock, Tax and Waterworks System Surplus Rev. Certificates of Obligation,
Series 2007-A, Assured Guaranty Municipal insured, 5.25% 2027	5,000	5,742
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 5.00% 2026	2,500	2,977
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 5.00% 2027	2,555	3,030
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project),
Series 2005-A, AMBAC insured, 4.40% 2030	7,700	8,086
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2017	1,940	2,066
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2021	1,235	1,269
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2026	2,190	2,212
Mission Consolidated Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,068
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	5,000	5,502
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	5,431
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2021	1,000	1,089
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 1.183% 20272	20,000	15,730
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Children’s Medical Center of Dallas Project),
Series 2012, 5.00% 2032	3,000	3,423
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2026	4,655	6,120
North Forest Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Ref. Bonds, Series 2006-A, 5.00% 2020	1,995	2,220
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2019	1,075	1,226
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2022	1,400	1,555
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2023	1,600	1,768
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2025	5,295	5,797
North Texas Municipal Water Dist., Water System Rev. Bonds, Series 2008, 5.00% 2038	9,000	10,016
North Texas Tollway Auth., Special Projects System Rev. Bonds, Current Interest Bonds, Series 2011-A, 5.50% 2041	5,000	5,947
North Texas Tollway Auth., Special Projects System Rev. Bonds, Current Interest Bonds, Series 2011-D, 5.00% 2031	10,000	11,692
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,192
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	15,100	16,878
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	3,760	4,491
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	12,570	14,909
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	5,000	5,977
North Texas Tollway Auth., System Rev. Ref. Bonds, Insured Capital Appreciation Bonds,
Series 2008-D, Assured Guaranty insured, 0% 2028	10,000	5,150
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,477
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	12,169
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,500	9,329
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	16,000	18,876
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	5,000	5,927
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	5,000	5,758
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,791
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,875
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,827
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-B, 5.00% 2042	12,000	13,222
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2008-A, 5.25% 2034	3,000	3,566
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Project), Series 2010, 7.00% 2040	6,500	7,952
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	24,250	29,171
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,580	1,689
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	1,000	1,113
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2018	2,000	2,225
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	1,980	2,229
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,390	1,545
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	2,000	2,010
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN insured, 5.125% 2017	8,000	8,033
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,000	1,179
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,280	1,519
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	1,825	2,169
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2017	10,000	11,863
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2023	10,000	11,559
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2009-A, 5.00% 2030	13,080	15,045
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012, 5.00% 2022	5,000	6,291
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012, 5.25% 2025	8,000	10,478
City of San Antonio, Water System Rev. Ref. Bonds, Series 2005, National insured, 5.00% 2019	6,170	6,850
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (Saint Edward’s University Project),
Series 2007, 5.00% 2020	1,100	1,203
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2021	1,410	1,538
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2023	1,000	1,077
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2036	1,600	1,658
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2006-A, 5.00% 2017	1,485	1,642
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds,
Series 2005, 5.50% 2030	7,510	10,221
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2014	1,030	1,100
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2015	1,085	1,206
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2013	2,000	2,040
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2024	2,000	2,208
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2036	2,000	2,147
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Health Care System Project),
Series 2011-A, 5.00% 2030	3,000	3,442
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital
and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2019	5,000	5,747
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital
and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.25% 2028	2,000	2,180
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital
and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.50% 2031	3,000	3,317
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Stayton at Museum Way Project),
Series 2009-A, 8.25% 2044	5,000	5,622
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,992
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	6,900	7,221
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2037	14,355	14,832
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,000	1,064
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Ref. Bonds,
Series 1997-A, National insured, 5.75% 2015 (escrowed to maturity)	3,000	3,399
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2033	5,295	5,826
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2036	2,000	2,172
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2021	1,400	1,683
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2022	1,000	1,192
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2023	1,000	1,184
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Transmission Facs. Contract Rev. Bonds
(City of Dallas Project), Series 2012, 4.00% 2042	6,820	7,126
Board of Regents of the Texas A&M University System, Permanent University Fund Rev. Ref. Bonds,
Series 2003, 5.25% 2016	5,000	5,201
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2023	2,000	2,386
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-B, 5.00% 2021	1,955	2,367
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2020	3,355	4,094
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2021	4,875	5,901
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2024	1,800	2,136
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds,
Series 2012-A, 5.00% 2024	1,735	2,120
Board of Regents of Texas Tech University System, Rev. Fncg. Ref. System and Improvement Bonds,
Series 2009-12, 5.00% 2024	2,000	2,339
Board of Regents of Texas Tech University System, Rev. Fncg. Ref. System and Improvement Bonds,
Series 2009-12, 5.00% 2028	3,000	3,451
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2008, 5.25% 2025	4,500	5,357
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2010, 5.00% 2021	2,000	2,436
Board of Regents, Texas State University System, Rev. Fncg. System Rev. Bonds, Series 2009, 5.00% 2029	2,255	2,569
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020 (preref. 2015)	3,000	3,395
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006, 5.00% 2018	7,500	8,600
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.50% 2025	2,000	2,046
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	5,200	5,266
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	1,000	1,186
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	2,750	3,232
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.00% 2014 (preref. 2013)	1,330	1,376
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.75% 2015 (preref. 2013)	1,830	1,906
Board of Regents of the University of Houston System, Consolidated Rev. and Ref. Bonds, Series 2011-A, 5.00% 2030	7,770	9,110
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2025	2,735	3,187
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2035	1,000	1,166
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016	7,280	8,611
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2006-B, 5.00% 2016	14,570	17,091
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds,
Series 2003-B, 5.375% 2016 (preref. 2013)	1,000	1,049
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2012, 5.00% 2043	3,500	4,008
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, National insured, 5.00% 2016	1,000	1,119
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, National insured, 5.00% 2019	3,465	3,778
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System),
Series 2003, National insured, 5.00% 2012 (escrowed to maturity)	1,895	1,895
Water Dev. Board, Rev. Bonds, Series C, 5.00% 2015 (preref. 2013)	95	99
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2028	6,500	7,544
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2029	5,000	5,803
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2033	2,000	2,293
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2038	3,000	3,406
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018	2,380	2,221
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018 (escrowed to maturity)	245	228
Ysleta Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018	2,480	2,872
		1,021,487

UTAH — 0.09%
Housing Corp., Single-family Mortgage Bonds, Series 2010-B-1, Class III, 4.00% 2024	900	963
Intermountain Power Agcy., Subordinated Power Supply, Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	3,000	3,369
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2005, 5.125% 2030	1,740	1,789
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,000	1,068
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2026	1,875	1,967
		9,156

VIRGINIA — 0.39%
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System),
Series 2010, 5.00% 2031	2,000	2,203
College Building Auth., Educational Facs. Rev. Bonds (Liberty University Projects), Series 2010, 5.00% 2041	5,000	5,538
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2025	3,000	3,658
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	1,500	1,566
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.875% 2036	1,000	1,038
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds
(United Methodist Homes), 5.00% 2022	655	720
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	646	647
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026	2,190	2,192
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project),
Series 2004-B, 6.00% 2028	2,000	2,147
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	1,062
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	4,450	4,702
Prince William County, Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	1,616	1,618
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	2,000	2,463
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	5,000	5,930
Small Business Fncg. Auth., Rev. Bonds (Hampton Roads Proton Beam Therapy Institute
at Hampton University, LLC Project), Series 2009, 9.00% 2039	2,400	2,599
		38,083

VIRGIN ISLANDS — 0.27%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.625% 2029	5,000	5,890
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2019	1,250	1,473
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	10,500	11,473
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Note), Series 2010-B, 5.00% 2025	1,000	1,097
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,500	3,929
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	2,000	2,156
		26,018

WASHINGTON — 2.95%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC-National insured, 4.75% 2028	11,940	12,105
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC-National insured, 5.25% 2021	4,500	5,678
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2007-A, 5.00% 2034	5,000	5,713
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds,
Series 2001-C, FGIC-National insured, 0% 2016	2,500	2,368
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, National insured, 5.00% 2018	3,670	4,170
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2020	6,000	6,928
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	2,000	2,338
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	20,000	24,022
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2005-A, 5.00% 2014	5,000	5,431
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014	2,000	2,191
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, National insured, 5.00% 2013	1,445	1,497
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016	5,250	6,517
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2016 (preref. 2013)	7,000	7,310
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2023	5,000	6,229
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.00% 2027	4,000	4,515
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.25% 2029	2,500	2,840
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.50% 2039	6,500	7,340
Various Purpose G.O. Bonds, Series 2009-A, 5.00% 2022	5,000	5,960
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2018	10,000	11,041
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	5,000	5,645
Motor Vehicle Fuel Tax G.O. Ref. Bonds, Series R-2005-B, 5.00% 2028	5,000	5,896
Public Utility Dist. No. 2 of Grant County, Priest Rapids Hydroelectric Project Rev. and Ref. Bonds,
Series 2012-A, 5.00% 2025	2,445	2,962
Public Utility Dist. No. 2 of Grant County, Priest Rapids Hydroelectric Project Rev. and Ref. Bonds,
Series 2012-A, 5.00% 2029	2,950	3,497
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2023	1,000	1,029
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2024	2,805	2,868
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2025	2,000	2,039
Health Care Facs. Auth., Rev. Ref. Bonds (Group Health Cooperative of Puget Sound),
Series 2001, AMBAC insured, 5.375% 2012	1,500	1,510
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2032	750	779
Health Care Facs. Auth., Rev. Ref. Bonds (Kadlec Medical Center), Series 2006-A, Assured Guaranty insured, 5.00% 2021	3,025	3,295
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.375% 2031	6,000	6,742
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.50% 2035	5,000	5,594
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	1,000	1,192
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	18,500	20,413
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2020	2,850	3,270
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2029	6,000	6,549
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	955	1,016
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-B, 4.25% 2032	2,980	3,226
King County, G.O. Ref. Bonds, Series 2010, 5.50% 2012 (escrowed to maturity)	95	96
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	325	329
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	270	274
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	870	882
King County, Limited Tax G.O. Bonds, Series 2007-E, 5.00% 2027	6,045	7,159
King County, Sewer Rev. Ref. Bonds, Series 2011-B, 5.00% 2031	4,000	4,694
King County, Sewer Rev. Ref. Bonds, Series 2011-B, 5.00% 2034	10,000	11,453
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds,
Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2013	2,000	2,117
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-A, National insured, 0% 2013	4,000	3,986
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,000	1,123
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2027	3,000	3,501
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2029	5,000	5,809
Port of Seattle, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	5,000	5,866
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2016	1,080	1,265
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2018	7,920	9,616
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2019	3,630	4,463
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2028	10,425	11,971
Port of Seattle, Rev. Ref. Bonds, Series 2010-B, 5.00% 2030	4,000	4,602
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds,
Series 2005, Assured Guaranty Municipal insured, 5.00% 2019	5,000	5,595
		286,516

WEST VIRGINIA — 0.13%
Ohio County Building Commission, Tax-Exempt Rev. Ref. Bonds (Wheeling Jesuit University, Inc. Project),
Series 2006-B, 5.25% 2015	525	529
County Commission of Pleasants County, Pollution Control Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Pleasants Station Project), Series 2007-F, 5.25% 2037	11,500	12,119
		12,648

WISCONSIN — 1.70%
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2027	7,245	8,525
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2028	2,620	3,036
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 5.75% 2033	5,000	5,973
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	52,960	64,987
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-A, 5.25% 2034	2,000	2,232
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2010-E, 5.00% 2033	11,000	12,194
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2022	11,855	12,681
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2026	11,000	12,280
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2028	1,000	1,107
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 1998, AMBAC insured, 5.625% 2015	1,130	1,255
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2022	3,645	4,184
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2023	3,990	4,553
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2024	3,360	3,802
Health and Educational Facs. Auth., Rev. Ref. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2014	90	91
Health and Educational Facs. Auth., Rev. Ref. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2015	100	101
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Lutheran), Series 2011-A, 5.25% 2039	9,000	9,907
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.), Series 2006, 5.00% 2026	2,250	2,332
Milwaukee County, Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,194
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project),
Series 1991-E, FGIC-National insured, 6.90% 2021	6,000	7,842
Village of Weston, Pollution Control Rev. Ref. Bonds (Wisconsin Public Service Corp. Projects), Series 2006, 3.95% 2013	5,900	5,985
		165,261

MULTI-STATE — 0.08%
Public Housing Capital Fund Rev. Trust II, 4.50% 20221	3,974	4,238
Public Housing Capital Fund Rev. Trust III, 5.00% 20221	3,970	4,152
		8,390

Total bonds & notes (cost: $8,245,764,000)		9,014,795

Short-term securities — 6.77%

City of Los Angeles, California, Dept. of Water and Power, Power System Rev. Ref. Bonds,
Series 2001-B, Subseries B-3, 0.17% 20342	2,100	2,100
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2008-A-1, 0.17% 20372	3,605	3,605
California Health Facs. Fncg. Auth., Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2005-H, Bank of America LOC, 0.22% 20352	5,450	5,450
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series C-4, U.S. Bank LOC, 0.19% 20372	1,000	1,000
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.00% 6/27/2013	19,200	19,491
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.50% 6/27/2013	12,800	13,046
Dist. of Columbia, Demand Rev. Ref. Bonds (American University Issue),
Series 2008, JPMorgan Chase LOC, 0.19% 20382	14,300	14,300
Dist. of Columbia, G.O. Demand Ref. Bonds, Series 2008-D, Wells Fargo Bank LOC, 0.16% 20342	28,000	28,000
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2007-B, JPMorgan Chase LOC, 0.18% 20332	4,550	4,550
School Dist. of Miami-Dade County, Florida, Tax Anticipation Notes, Series 2012, 2.50% 2/28/2013	50,000	50,574
School Board of Polk County, Florida, Certs. of Part., Series 2009-A, Wells Fargo Bank LOC, 0.21% 20282	605	605
School Board of Polk County, Florida, Certs. of Part., Series 2009-B, Wells Fargo Bank LOC, 0.21% 20232	1,500	1,500
Sarasota County, Florida, Public Hospital Dist., Hospital Rev. Ref. Bonds (Sarasota Memorial Hospital Project),
Series 2009-B, JPMorgan Chase LOC, 0.18% 20372	10,350	10,350
State of Idaho, Tax Anticipation Notes, Series 2012, 2.00% 6/28/2013	22,000	22,338
City of Chicago, Illinois, G.O. Ref. Bonds, Series 2007-F, JPMorgan Chase LOC, 0.18% 20422	4,900	4,900
Illinois Fin. Auth., Demand Rev. Ref. Bonds (Elmhurst Memorial Healthcare),
Series 2008-B, JPMorgan Chase LOC, 0.18% 20482	4,800	4,800
Illinois Fin. Auth., Demand Rev. Bonds (The University of Chicago Medical Center),
Series 2009-E-1, JPMorgan Chase LOC, 0.18% 20432	1,450	1,450
Illinois Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-B, JPMorgan Chase LOC, 0.19% 20352	20,630	20,630
Board of Education of the City of Chicago, Illinois, Unlimited Tax G.O. Ref. Bonds,
Series 2009-B, JPMorgan Chase LOC, 0.18% 20312	3,950	3,950
Illinois Fin. Auth., Demand Rev. Bonds (Provena Health), Series 2010-C, JPMorgan Chase LOC, 0.18% 20452	2,655	2,655
City of Hills, Iowa, Demand Health Facs. Rev. Bonds (Mercy Hospital Project), Series 2008, U.S. Bank LOC, 0.21% 20352	1,230	1,230
Iowa Higher Education Loan Auth., Demand Private College Fac. Rev. Ref. Bonds (Des Moines University Project),
Series 2004, U.S. Bank LOC, 0.21% 20242	2,500	2,500
Iowa Fin. Auth., Demand Private College Rev. Ref. Bonds (Drake University Project),
Series 2008, Wells Fargo Bank LOC, 0.21% 20312	1,000	1,000
Iowa Fin. Auth., Demand Health Facs. Rev. Bonds (Iowa Health System),
Series 2009-B, JPMorgan Chase LOC, 0.18% 20352	8,255	8,255
Iowa Fin. Auth., Health Facs. Rev. Bonds (Iowa Health System), Series 2009-A, JPMorgan Chase LOC, 0.18% 20352	3,400	3,400
City of Wichita, Kansas, Hospital Facs. Rev. Bonds (Via Christi Health, Inc.),
Series 2011-IV-C, JPMorgan Chase LOC, 0.17% 20392	3,850	3,850
County of Breckinridge, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2002-A, U.S. Bank LOC, 0.18% 20322	1,410	1,410
County of Christian, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2008-A, U.S. Bank LOC, 0.18% 20382	880	880
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-B-1, JPMorgan Chase LOC, 0.18% 20382	1,000	1,000
Lexington-Fayette Urban County Airport Board, Kentucky (Lexington-Fayette Urban County Government G.O.),
Series 2009-B, JPMorgan Chase LOC, 0.18% 20382	4,100	4,100
County of Trimble, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2008-A, U.S. Bank LOC, 0.18% 20382	7,210	7,210
Louisiana Public Facs. Auth., Rev. Bonds (Dynamic Fuels, LLC Project), Series 2008, JPMorgan Chase LOC, 0.20% 20332	11,385	11,385
Maryland Health and Higher Educational Facs. Auth., Rev. Bonds (Stevenson University Issue),
Series 2008, Bank of America LOC, 0.24% 20352	5,400	5,400
Maryland Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue),
Series 2008-D, TD Bank LOC, 0.18% 20412	1,500	1,500
Massachusetts Dev. Fin. Agcy., Demand Rev. Ref. Bonds, Boston University Issue,
Series U-6C, JPMorgan Chase LOC, 0.18% 20422	9,050	9,050
Massachusetts Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
Series J-2, 0.15% 20312	15,070	15,070
Massachusetts Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital Issue),
Series 2010-N-4, JPMorgan Chase LOC, 0.18% 20492	1,425	1,425
City of Minneapolis and Housing and Redev. Auth. of the City of Saint Paul, Minnesota, Health Care System Demand
Rev. Ref. Bonds (Allina Health System), Series 2009-B-2, JPMorgan Chase LOC, 0.18% 20352	6,415	6,415
City of Rochester, Minnesota, Health Care Facs. Rev. Bonds (Mayo Foundation), Series 2002-B, 0.17% 20322	10,000	10,000
Jackson County, Mississippi, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.19% 20232	14,500	14,500
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2009-A, 0.17% 20302	1,900	1,900
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2009-E, 0.17% 20302	4,700	4,700
Montana Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2003, 0.19% 20252	2,100	2,100
Nebraska Educational Fin. Auth., Rev. Ref. Bonds (Creighton University Projects),
Series 2008, JPMorgan Chase LOC, 0.18% 20352	14,350	14,350
New Hampshire Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue),
Series 2007-A, 0.21% 20312	14,220	14,220
New Hampshire Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue),
Series 2007-B, 0.21% 20412	16,000	16,000
New York State Housing Fin. Agcy., 2180 Broadway Housing Rev. Bonds,
Series 2011-A, Wells Fargo Bank LOC, 0.17% 20442	10,000	10,000
Dormitory Auth. of the State of New York, Rev. Bonds (St. John’s University),
Series 2008-B-1, Bank of America LOC, 0.22% 20342	9,870	9,870
City of New York, New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.19% 20382	1,300	1,300
New York City, New York, Transitional Fin. Auth., New York City Recovery Bonds,
Fiscal Series 2003-1, Subseries 1-C, 0.19% 20222	5,300	5,300
North Carolina Capital Facs. Fin. Agcy., Educational Facs. Rev. Bonds (Pfeiffer University),
Series 2006, Bank of America LOC, 0.21% 20262	750	750
North Carolina Medical Care Commission, Health Care Facs. Rev. Ref. Bonds
(University Health Systems of Eastern Carolina), Series 2008-A2, Bank of America LOC, 0.21% 20282	600	600
County of Allen, Ohio, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners),
Series 2008-B, JPMorgan Chase LOC, 0.18% 20312	5,900	5,900
State of Ohio, Higher Educational Fac. Rev. Ref. Bonds (Case Western Reserve University Project),
Series 2008-B-1, 0.19% 20442	3,200	3,200
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2012-A, 2.00% 6/28/2013	40,000	40,608
State of Pennsylvania, Lancaster County Hospital Auth., Demand Health Center Rev. Ref. Bonds (Masonic Homes Project),
Series 2008-D, JPMorgan Chase LOC, 0.21% 20342	3,805	3,805
City of North Charleston, South Carolina, North Charleston Public Facs. Corp. Ref. Certs. of Part.
(Convention Center Complex Projects), Series 2005, Bank of America LOC, 0.18% 20192	4,600	4,600
State of South Carolina, Educational Facs. Auth. for Private Nonprofit Institutions of Higher Learning,
Rev. Ref. Improvement Bonds (Anderson College Project), Series 2004-A, Bank of America LOC, 0.20% 20252	1,400	1,400
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2003, Bank of America LOC, 0.25% 20332	875	875
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, Bank of America LOC, 0.25% 20342	2,580	2,580
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2008, Bank of America LOC, 0.25% 20382	950	950
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2002, Bank of America LOC, 0.25% 20322	4,330	4,330
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2004, Bank of America LOC, 0.25% 20342	1,195	1,195
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Ref. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-B, JPMorgan Chase LOC, 0.18% 20412	5,375	5,375
Tarrant County, Texas, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Methodist Hospitals of Dallas Project),
Series 2008-A, JPMorgan Chase LOC, 0.18% 20412	3,690	3,690
Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Texas Medical Center),
Series 2008, Subseries 2008-B-2, JPMorgan Chase LOC, 0.18% 20312	4,600	4,600
Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Texas Medical Center),
Series 2008-A, JPMorgan Chase LOC, 0.18% 20312	2,900	2,900
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.00% 6/28/2013	10,000	10,154
Tarrant County, Texas, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Hendrick Medical Center Project),
Series 2009-C, JPMorgan Chase LOC, 0.18% 20252	13,000	13,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.50% 8/30/2013	125,000	127,881
State of Texas, Harris County Cultural Educational Facs. Fin. Corp., Rev. Bonds
(Young Men’s Christian Assn. of the Greater Houston Area), Series 2008-A, 0.19% 20382	6,800	6,800
Econ. Dev. Auth. of Albemarle County, Virginia, Hospital Rev. Bonds (Martha Jefferson Hospital),
Series 2008-C, Wells Fargo Bank LOC, 0.18% 20482	500	500
Industrial Dev. Auth. of Montgomery County, Virginia, Rev. Ref. Bonds (Virginia Tech Foundation),
Series 2005-A, Bank of America LOC, 0.24% 20352	835	835
Virginia Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation),
Series 2008, Bank of America LOC, 0.23% 20302	685	685
Wisconsin Health and Educational Facs. Auth., Demand Rev. Bonds (Meriter Hospital, Inc. Project),
Series 2002, JPMorgan Chase LOC, 0.20% 20322	2,890	2,890
Sweetwater County, Wyoming, Customized Purchase Pollution Control Rev. Ref. Bonds (Pacificorp Project),
Series 1988-B, Barclays Bank PLC LOC, 0.20% 20142	2,000	2,000

Total short-term securities (cost: $656,628,000)		656,717

Total investment securities (cost: $8,902,392,000)		9,671,512
Other assets less liabilities		30,897

Net assets		$9,702,409

1Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $60,925,000, which represented .63% of the net assets of the fund.

2Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
3Scheduled interest and/or principal payment was not received.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,936,000, which represented .04% of the net assets of the fund.
5Step bond; coupon rate will increase at a later date.

Key to abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-919-1012O-S32904

Summary investment portfolio   August 31, 2012

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Quality ratings*	Percent of net assets

Aaa/AAA	10.5%
Aa/AA	31.5
A/A	31.1
Baa/BBB	12.5
Below investment-grade	2.6
Unrated	4.7
Short-term securities & other assets less liabilities	7.1

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund's investment policies. Securities in the "unrated" category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund's investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 92.91%	(000)	(000)	assets

Arizona - 3.86%
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2040	$20,000	$22,104	.23%
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds, Series 2008-A, 5.00% 2038	18,860	20,906	.21
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	23,000	29,049	.30
Other securities		302,316	3.12
		374,375	3.86

California - 11.48%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.00% 2034	20,000	22,570	.23
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	17,750	21,613	.22
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2037	35,000	39,117	.40
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,600	23,808	.25
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	16,500	18,948	.20
Other securities		987,976	10.18
		1,114,032	11.48

Colorado - 2.53%
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	19,500	20,648	.21
Regional Transportation Dist., Tax-Exempt Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	23,765	27,511	.29
Other securities		197,189	2.03
		245,348	2.53

District of Columbia - 1.24%
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	24,000	26,979	.28
Other securities		93,428	.96
		120,407	1.24

Florida - 8.84%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	23,000	27,129	.28
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	25,500	29,063	.30
Other securities		801,891	8.26
		858,083	8.84

Georgia - 3.80%
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	19,670	23,536
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-C, 5.70% 2043	20,000	21,774	.47
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	24,771	.26
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	23,000	28,144	.29
Other securities		269,984	2.78
		368,209	3.80

Illinois - 9.08%
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. - Northern Illinois University Project), Series 2011, 6.875% 2043	27,500	32,550	.34
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	21,710	24,111	.25
Other securities		823,863	8.49
		880,524	9.08

Louisiana - 2.26%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	22,000	24,438	.25
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	22,500	25,361	.26
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	22,200	23,552	.25
Other securities		145,779	1.50
		219,130	2.26

Massachusetts - 2.57%
Dev. Fin. Agcy., Rev. Ref. Bonds (Boston University Issue), Series V-1, 5.00% 2029	17,800	20,147	.21
Other securities		229,561	2.36
		249,708	2.57

Michigan - 3.52%
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	34,350	36,196	.37
Other securities		305,469	3.15
		341,665	3.52

Nevada - 2.83%
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC-National insured, 5.00% 2036	20,000	21,124
Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	19,846	.42
Other securities		233,309	2.41
		274,279	2.83

New Hampshire - 0.45%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	18,115	20,582	.21
Other securities		22,797	.24
		43,379	.45

New Jersey - 2.35%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 4.625% 2026	29,750	27,286	.28
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2013	5,500	5,760
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2018	7,750	8,492
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2021	5,000	5,452
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2030	10,000	4,630
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2037	10,000	3,047
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2040	18,000	4,724
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 2025	5,000	6,474
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020	4,000	4,412
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	3,255	3,822
Transportation Trust Fund Auth., Transportation System Bonds, Series 2011-B, 5.50% 2031	2,000	2,381
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2020	10,000	12,480
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	10,000	12,503
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2022	20,000	25,042
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	10,060	1.13
Other securities		91,688	.94
		228,253	2.35

New York - 5.54%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	19,800	22,755	.23
Other securities		514,946	5.31
		537,701	5.54

Ohio - 3.23%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	16,215	18,906
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	17,200	19,990	.40
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	39,585	32,985	.34
Other securities		241,363	2.49
		313,244	3.23

South Carolina - 1.55%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	22,982	.24
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	23,576	.24
Other securities		104,281	1.07
		150,839	1.55

Texas - 10.53%
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	22,609	.23
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2028	1,500	1,792
G.O. Bonds, Water Financial Assistance Bonds, Series 2011-B, 5.00% 2031	8,000	9,509
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2023	1,525	1,816
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,804
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 4.75% 2037	10,000	11,180
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,250	2,682
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	12,545	15,116
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	7,000	8,289	.54
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2036	18,875	21,741	.23
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,192
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	15,100	16,878
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	3,760	4,491
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	12,570	14,909
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	5,000	5,977
North Texas Tollway Auth., System Rev. Ref. Bonds, Insured Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2028	10,000	5,150
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,477
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	12,169
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,500	9,329
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	16,000	18,876
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	5,000	5,927
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	5,000	5,758
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,791
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,875
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,827
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-B, 5.00% 2042	12,000	13,222	1.37
Private Activity Bond Surface Transportation Corp., Rev. Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	24,250	29,171	.30
Other securities		762,930	7.86
		1,021,487	10.53

Washington - 2.95%
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	20,000	24,022	.25
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	18,500	20,413	.21
Other securities		242,081	2.49
		286,516	2.95

Wisconsin - 1.70%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	52,960	64,987	.67
Other securities		100,274	1.03
		165,261	1.70

Other states & U.S. territories - 12.60%
Other securities		1,222,355	12.60

Total bonds & notes (cost: $8,245,764,000)		9,014,795	92.91

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.77%	(000)	(000)	assets

State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.00% 6/27/2013	$19,200	19,491
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.50% 6/27/2013	12,800	13,046	.34
Dist. of Columbia, G.O. Demand Ref. Bonds, Series 2008-D, Wells Fargo Bank LOC, 0.16% 2034 (1)	28,000	28,000	.29
School Dist. of Miami-Dade County, Florida, Tax Anticipation Notes, Series 2012, 2.50% 2/28/2013	50,000	50,574	.52
State of Idaho, Tax Anticipation Notes, Series 2012, 2.00% 6/28/2013	22,000	22,338	.23
Illinois Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-B, JPMorgan Chase LOC, 0.19% 2035 (1)	20,630	20,630	.21
Jackson County, Mississippi, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.19% 2023 (1)	14,500	14,500
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-A, 0.17% 2030 (1)	1,900	1,900
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-E, 0.17% 2030 (1)	4,700	4,700	.22
New Hampshire Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-A, 0.21% 2031 (1)	14,220	14,220
New Hampshire Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.21% 2041 (1)	16,000	16,000	.31
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2012-A, 2.00% 6/28/2013	40,000	40,608	.42
State of Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.50% 8/30/2013	125,000	127,881	1.32
Other securities		282,829	2.91

Total short-term securities (cost: $656,628,000)		656,717	6.77

Total investment securities (cost: $8,902,392,000)		9,671,512	99.68
Other assets less liabilities		30,897	.32

Net assets		$9,702,409	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,936,000, which represented .04% of the net assets of the fund. Some of “Other securities” (with an aggregate value of $60,925,000, which represented .63% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at August 31, 2012	(dollars in thousands)

Assets:
Investment securities, at value (cost: $8,902,392)		$9,671,512
Cash		47
Receivables for:
Sales of investments	$2,470
Sales of fund's shares	18,174
Interest	103,414	124,058
		9,795,617
Liabilities:
Payables for:
Purchases of investments	69,977
Repurchases of fund's shares	13,889
Dividends on fund's shares	2,992
Investment advisory services	1,981
Services provided by related parties	4,167
Trustees' deferred compensation	200
Other	2	93,208
Net assets at August 31, 2012		$9,702,409

Net assets consist of:
Capital paid in on shares of beneficial interest		$9,033,395
Undistributed net investment income		5,428
Accumulated net realized loss		(105,534)
Net unrealized appreciation		769,120
Net assets at August 31, 2012		$9,702,409

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (741,561 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$7,444,946	569,022	$13.08
Class B	30,267	2,313	13.08
Class C	420,332	32,126	13.08
Class F-1	1,526,185	116,647	13.08
Class F-2	239,237	18,285	13.08
Class R-6	41,442	3,168	13.08

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2012	(dollars in thousands)

Investment income:
Income:
Interest		$385,032

Fees and expenses*:
Investment advisory services	$22,562
Distribution services	25,145
Transfer agent services	3,740
Administrative services	1,430
Reports to shareholders	266
Registration statement and prospectus	221
Trustees' compensation	78
Auditing and legal	99
Custodian	21
Federal and state income taxes	140
State and local taxes	47
Other	73	53,822
Net investment income		331,210

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments		(1,791)
Net unrealized appreciation on investments		583,007
Net realized loss and unrealized appreciation on investments		581,216
Net increase in net assets resulting from operations		$912,426

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Year ended August 31
	2012	2011
Operations:
Net investment income	$331,210	$349,755
Net realized loss on investments	(1,791)	(15,557)
Net unrealized appreciation (depreciation) on investments	583,007	(240,849)
Net increase in net assets resulting from operations	912,426	93,349

Dividends paid or accrued to shareholders from net investment income	(330,173)	(349,603)

Net capital share transactions	600,697	(1,112,834)

Total increase (decrease) in net assets	1,182,950	(1,369,088)

Net assets:
Beginning of year	8,519,459	9,888,547
End of year (including undistributed
net investment income: $5,428 and $6,161, respectively)	$9,702,409	$8,519,459

See Notes to Financial Statements

Notes to financial statements

1.	Organization

The Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-exempt current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

The fund has six share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Some share classes are only available to limited categories of investors. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
Class R-6	None	None	None
*Class B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following table presents the fund’s valuation levels as of August 31, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds & notes:
California	$-	$1,114,032	$-	$1,114,032
Texas	-	1,021,487	-	1,021,487
Illinois	-	880,524	-	880,524
Florida	-	856,221	1,862	858,083
New York	-	537,701	-	537,701
Arizona	-	374,375	-	374,375
Georgia	-	368,209	-	368,209
Michigan	-	341,665	-	341,665
Ohio	-	313,244	-	313,244
Washington	-	286,516	-	286,516
Other states & U.S. territories	-	2,916,885	2,074	2,918,959
Short-term securities	-	656,717	-	656,717
Total	$-	$9,667,576	$3,936	$9,671,512

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds – Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds – Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended August 31, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2007.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2012, the fund reclassified $800,000 from accumulated net realized loss to undistributed net investment income, $2,570,000 from undistributed net investment income to capital paid in on shares of beneficial interest and $4,175,000 from capital paid in on shares of beneficial interest to accumulated net realized loss to align financial reporting with tax reporting.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2012, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$3,106
Capital loss carryforward*:
No expiration	$(18,967)
Expiring 2015	(3,035)
Expiring 2016	(560)
Expiring 2017	(22,520)
Expiring 2018	(59,742)	(104,824)
Gross unrealized appreciation on investment securities		823,729
Gross unrealized depreciation on investment securities		(48,211)
Net unrealized appreciation on investment securities		775,518
Cost of investment securities		8,895,994

*Reflects the expiration of capital loss carryforward of $4,175,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

	Year ended August 31
Share class	2012	2011
Class A	$258,693	$273,244
Class B	1,043	1,809
Class C	11,462	13,051
Class F-1	50,382	53,370
Class F-2	8,330	8,129
Class R-6(*)	263	-
Total	$330,173	$349,603

(*)Class R-6 shares were offered beginning May 11, 2012.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.12% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the year ended August 31, 2012, the investment advisory services fee was $22,562,000, which was equivalent to an annualized rate of 0.251% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Class F-2 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2012, unreimbursed expenses subject to reimbursement totaled $3,323,000 for Class A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period September 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C and F shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section below; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C and F shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the year ended August 31, 2012, the total transfer agent services fee paid under these agreements was $3,740,000, of which $3,253,000 was paid by the fund to AFS and $487,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period September 1, 2011, through December 31, 2011, the agreement applied only to Class C and F shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C and F shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC. Effective April 1, 2012, the administrative services agreement was amended to include Class R shares. Class R shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services.

For the year ended August 31, 2012, total fees paid to CRMC for performing administrative services were $1,430,000.

Class-specific expenses under the agreements described above for the year ended August 31, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$17,399	$2,016	$475
Class B	348	9	Not applicable
Class C	3,909	114	193
Class F-1	3,489	1,413	653
Class F-2	Not applicable	188	106
Class R-6(*)	Not applicable	-	3
Total class-specific expenses	$25,145	$3,740	$1,430

(*)Class R-6 shares were offered beginning May 11, 2012.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $78,000, shown on the accompanying financial statements, includes $70,000 in current fees (either paid in cash or deferred) and a net increase of $8,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2012
Class A	$1,110,952	87,424	$230,874	18,149	$(903,292)	(71,308)	$438,534	34,265
Class B	3,157	248	965	76	(16,810)	(1,328)	(12,688)	(1,004)
Class C	97,430	7,659	10,365	815	(82,627)	(6,515)	25,168	1,959
Class F-1	415,779	32,717	49,821	3,915	(386,444)	(30,571)	79,156	6,061
Class F-2	77,435	6,086	6,382	502	(54,378)	(4,280)	29,439	2,308
Class R-6(†)	43,416	3,346	265	20	(2,593)	(198)	41,088	3,168
Total net increase
(decrease)	$1,748,169	137,480	$298,672	23,477	$(1,446,144)	(114,200)	$600,697	46,757

Year ended August 31, 2011
Class A	$743,275	61,503	$233,946	19,447	$(1,956,006)	(163,722)	$(978,785)	(82,772)
Class B	2,794	231	1,587	132	(38,878)	(3,240)	(34,497)	(2,877)
Class C	59,619	4,919	11,418	949	(161,960)	(13,583)	(90,923)	(7,715)
Class F-1	524,497	43,660	51,196	4,258	(570,088)	(47,399)	5,605	519
Class F-2	80,521	6,689	5,803	482	(100,558)	(8,442)	(14,234)	(1,271)
Total net increase
(decrease)	$1,410,706	117,002	$303,950	25,268	$(2,827,490)	(236,386)	$(1,112,834)	(94,116)

(*) Includes exchanges between share classes of the fund.
(†) Class R-6 shares were offered beginning May 11, 2012.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,678,971,000 and $1,233,721,000, respectively, during the year ended August 31, 2012.

Financial highlights

		Income from investment operations(1)
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(2) (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers(3)	Ratio of net income to average net assets(3)
Class A:
Year ended 8/31/2012	$12.26	$.47	$.82	$1.29	$(.47)	$13.08	10.71%	$7,445	.55%	.55%	3.73%
Year ended 8/31/2011	12.53	.48	(.27)	.21	(.48)	12.26	1.85	6,557	.55	.55	4.01
Year ended 8/31/2010	11.82	.48	.71	1.19	(.48)	12.53	10.23	7,740	.54	.54	3.92
Year ended 8/31/2009	12.03	.50	(.21)	.29	(.50)	11.82	2.65	7,130	.56	.56	4.39
Year ended 8/31/2008	12.19	.51	(.16)	.35	(.51)	12.03	2.87	6,319	.56	.53	4.16
Class B:
Year ended 8/31/2012	12.26	.38	.82	1.20	(.38)	13.08	9.90	30	1.29	1.29	3.01
Year ended 8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.08	40	1.30	1.30	3.26
Year ended 8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.41	78	1.30	1.30	3.18
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.88	107	1.32	1.31	3.65
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.10	114	1.31	1.28	3.42
Class C:
Year ended 8/31/2012	12.26	.37	.82	1.19	(.37)	13.08	9.85	420	1.34	1.34	2.94
Year ended 8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.03	370	1.35	1.35	3.21
Year ended 8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.35	475	1.34	1.34	3.11
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.83	399	1.36	1.36	3.58
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.05	313	1.36	1.33	3.36
Class F-1:
Year ended 8/31/2012	12.26	.46	.82	1.28	(.46)	13.08	10.59	1,526	.66	.66	3.62
Year ended 8/31/2011	12.53	.47	(.27)	.20	(.47)	12.26	1.73	1,356	.66	.66	3.90
Year ended 8/31/2010	11.82	.46	.71	1.17	(.46)	12.53	10.12	1,380	.64	.64	3.80
Year ended 8/31/2009	12.03	.49	(.21)	.28	(.49)	11.82	2.56	976	.65	.64	4.31
Year ended 8/31/2008	12.19	.50	(.16)	.34	(.50)	12.03	2.79	1,020	.63	.61	4.07
Class F-2:
Year ended 8/31/2012	12.26	.49	.82	1.31	(.49)	13.08	10.88	239	.40	.40	3.87
Year ended 8/31/2011	12.53	.50	(.27)	.23	(.50)	12.26	1.99	196	.41	.41	4.15
Year ended 8/31/2010	11.82	.50	.71	1.21	(.50)	12.53	10.41	216	.37	.37	4.09
Year ended 8/31/2009	12.03	.51	(.21)	.30	(.51)	11.82	2.80	253	.39	.39	4.36
Period from 8/1/2008 to 8/31/2008(4)	11.94	.04	.09	.13	(.04)	12.03	1.10	3	.04	.03	.34
Class R-6:
Period from 5/11/2012 to 8/31/2012(4)	12.94	.14	.15	.29	(.15)	13.08	2.25	42	.09	.09	1.15

	Year ended August 31
	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	14%	12%	16%	18%	20%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(4)Based on operations for the period shown and, accordingly, is not representative of a full year.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Tax-Exempt Bond Fund of America

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Bond Fund of America (the "Fund") at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
October 12, 2012

The Tax-Exempt Bond Fund of America

Part C
Other Information

Item 28.                 Exhibits for Registration Statement (1940 Act No. 811-02421 and 1933 Act. No. 002-49291)

(a)	Articles of Incorporation – Amended and Restated Agreement and Declaration of Trust dated 2/13/12 – previously filed (see P/E Amendment No. 46 filed 3/23/12)

(b)	By-laws – By-laws – previously filed (see P/E Amendment No. 43 filed 10/29/10)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 11/1/10 – previously filed (see P/E Amendment No. 43 filed 10/29/10)

(e-1)
Underwriting Contracts – Form of Principal Underwriting Agreement dated 3/14/12 – previously filed (see P/E Amendment No. 46 filed 3/23/12); Form of Selling Group Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 43 filed 10/29/10); Form of Amendment to Selling Group Agreement effective 12/1/10 – previously filed (see P/E Amendment No. 44 filed 10/31/11); Form of Amendment to Selling Group Agreement effective 2/1/11 – previously filed (see P/E Amendment No. 44 filed 10/31/11); Form of Bank/Trust Company Selling Group Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 43 filed 10/29/10); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 12/1/10 – previously filed (see P/E Amendment No. 44 filed 10/31/11); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 2/1/11 – previously filed (see P/E Amendment No. 44 filed 10/31/11); Form of Class F Share Participation Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 43 filed 10/29/10); Form of Amendment to Class F Share Participation Agreement effective 12/1/10 – previously filed (see P/E Amendment No. 44 filed 10/31/11); Form of Amendment to Class F Share Participation Agreement effective 2/1/11 – previously filed (see P/E Amendment No. 44 filed 10/31/11); Form of Bank/Trust Company Participation Agreement for Class F Shares effective 3/1/10 – previously filed (see P/E Amendment No. 43 filed 10/29/10); Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 12/1/10 – previously filed (see P/E Amendment No. 44 filed 10/31/11); and Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 2/1/11 – previously filed (see P/E Amendment No. 44 filed 10/31/11)

(e-2)
Form of Amendment to Selling Group Agreement effective 5/18/2012; Form of Amendment to the Selling Group Agreement effective 9/14/2012; Form of Amendment to Bank/Trust Company Selling Group Agreement effective 5/18/2012; Form of Amendment to the Bank/Trust Company Selling Group Agreement effective 9/14/2012; Form of Amendment to Class F Share Participation Agreement effective 5/18/2012; and Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 5/18/2012

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 12/10/10 – previously filed (see P/E Amendment No. 44 filed 10/31/11)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 37 filed 10/31/07)

(h-1)
Other Material Contracts – Form of Indemnification Agreement – previously filed (see P/E Amendment No. 43 filed 10/29/10); Form of Amended and Restated Administrative Services Agreement dated 3/14/12 – previously filed (see P/E Amendment No. 46 filed 3/23/12); and Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 43 filed 10/29/10)

(h-2)	Form of Amended and Restated Shareholders Services Agreement effective 9/1/12

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 43 filed 10/29/10; No. 46 filed 3/23/12)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted financial statements - none

(l)	Initial capital agreements - previously filed (see P/E Amendment No. 23 filed 10/29/97)

(m)	Rule 12b-1 Plan – Forms of Plans of Distribution for Classes A, B, C and F-1 dated 11/1/10 – previously filed (see P/E Amendment No. 43 filed 10/29/10)

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan dated 3/14/12 – previously filed (see P/E Amendment No. 46 filed 3/23/12)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated October 2012; and Code of Ethics for Registrant dated December 2005

Item 29.                      Persons Controlled by or Under Common Control with the Fund

None

Item 30.                      Indemnification

The Registrant is a joint-insured under Investment Advisor/Mutual fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities.  However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself if not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.                      Business and Other Connections of the Investment Adviser

None

Item 32.                      Principal Underwriters

(a)           American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Fundamental Investors, American Funds Global Balanced Fund, The American Funds Income Series, American Funds Money Market Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Inc., Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, Inc., The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
IRV	Laurie M. Allen	Director, Senior Vice President	None
LAO	Dianne L. Anderson	Vice President	None
LAO	William C. Anderson	Director, Senior Vice President & Director of Retirement Plan Business	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jonathan W. Botts	Vice President	None
LAO	Bill Brady	Director, Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	Gary D. Bryce	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Vice President	None
LAO	James D. Carter	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of Individual Investor Business	None
LAO	Craig L. Castner	Regional Vice President	None
LAO	David D. Charlton	Director, Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Senior Vice President	None
LAO	Christopher M. Conwell	Regional Vice President	None
LAO	Charles H. Cote	Vice President	None
SNO	Kathleen D. Cox	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	Brian M. Daniels	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Shane L. Davis	Regional Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Kevin F. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Ryan T. Doyle	Regional Vice President	None
LAO	Craig A. Duglin	Vice President	None
LAO	Alan J. Dumas	Regional Vice President	None
LAO	Bryan K. Dunham	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Senior Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Jeffrey K. Hunkins	Regional Vice President	None
LAO	Marc Ialeggio	Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Regional Vice President	None
LAO	Linda Johnson	Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Mark Kistler	Vice President	None
NYO	Dorothy Klock	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Senior Vice President	None
LAO	Matthew N. Leeper	Regional Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Director, Senior Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Dana C. McCollum	Vice President	None
LAO	Joseph A. McCreesh, III	Vice President	None
LAO	Ross M. McDonald	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Will McKenna	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	William C. Miller, Jr.	Senior Vice President	None
LAO	William T. Mills	Vice President	None
LAO	Sean C. Minor	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Vice President	None
LAO	Linda M. Molnar	Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	Brian D. Munson	Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Earnest M. Niemi	Regional Vice President	None
LAO	Jack Nitowitz	Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Senior Vice President	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Rodney Dean Parker II	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Keith A. Piken	Vice President	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Senior Vice President	None
LAO	Steven J. Quagrello	Vice President	None
LAO	Mike Quinn	Vice President	None
SNO	John P. Raney	Assistant Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Vice President	None
LAO	Suzette M. Rothberg	Senior Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Senior Vice President	None
LAO	William M. Ryan	Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	David L. Schroeder	Vice President	None
LAO	James J. Sewell III	Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO	Matthew Smith	Assistant Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Vice President	None
NYO	Andrew B. Suzman	Director	None
LAO	Libby J. Syth	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President and National Sales Manager	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jason P. Young	Director, Vice President	None
LAO	Jonathan A. Young	Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)           None

Item 33.                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, CA 92618 and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, CA 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 14636 North Scottsdale Road, Scottsdale, Arizona 85254; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 34.                      Management Services

None

Item 35.                      Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 29th day of October, 2012.

THE TAX-EXEMPT BOND FUND OF AMERICA

By:  /s/ Neil L. Langberg
(Neil L. Langberg, President)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on October 29, 2012, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Neil L. Langberg	President
(Neil L. Langberg)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Karl C. Grauman	Treasurer
(Karl C. Grauman)

(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	W. Scott Hedrick*	Trustee
	R. Clark Hooper*	Chairman of the Board (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee
	/s/ Karl J. Zeile	Vice President and Trustee
(Karl J. Zeile)
*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Katherine H. Newhall
(Katherine H. Newhall)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 13th day of June, 2012.
     (City, State)

/s/ William H. Baribault
William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 13th day of June, 2012.
     (City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 13th day of June, 2012.
     (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 13th day of June, 2012.
     (City, State)

/s/ W. Scott Hedrick
W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 13th day of June, 2012.
     (City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 13th day of June, 2012.
     (City, State)

/s/ Merit E. Janow
Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 13th day of June, 2012.
     (City, State)

/s/ Laurel B. Mitchell
Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 13th day of June, 2012.
     (City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at                                                      Washington, DC, this 18th day of June, 2012.
      (City, State)

/s/ Margaret Spellings
Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 13th day of June, 2012.
     (City, State)

/s/ Steadman Upham
Steadman Upham, Board member